UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 96.0%

	COMMON STOCKS
	Aerospace/Defense — 2.2%
102,800	AAR Corp.*(a)	$1,966,564
75,812	BE Aerospace, Inc.*(a)	1,225,122
57,500	Curtiss-Wright Corp. (Class B Stock)(a)	1,899,225
3,500	Ducommun, Inc.	60,480
3,900	Esterline Technologies Corp.*	110,877
78,275	Moog, Inc. (Class A Stock)*	2,110,294
84,308	Teledyne Technologies, Inc.*	2,759,401
15,700	TransDigm Group, Inc.*	601,153
28,918	Triumph Group, Inc.	1,154,985

		11,888,101

	Airlines — 0.4%
5,100	Airtran Holdings*	36,924
5,600	JetBlue Airways Corp. (New Zealand)*(a)	28,616
16,400	Republic Airways Holdings, Inc.*	83,968
153,900	SkyWest, Inc.	1,951,452

		2,100,960

	Apparel
2,400	Carter’s, Inc.*(a)	68,016

	Auto Related — 0.2%
69,344	Cooper Tire & Rubber Co.	1,023,517

	Automotive Parts — 0.4%
53,597	ATC Technology Corp.*	1,121,249
30,525	Autoliv, Inc. (Sweden)	1,093,100
8,300	Spartan Motors, Inc.	58,100

		2,272,449

	Banks — 3.1%
2,290	1st Source Corp.	37,808
3,000	Ameris Bancorp.	19,440
1,300	BancFirst Corp.	46,579
40,029	Bank Mutual Corp.	393,885
1,900	Bank of the Ozarks, Inc.	48,032
1,300	Banner Corp.	5,213
86,280	Cardinal Financial Corp.	672,121
2,300	Cathay General Bancorp(a)	20,976
6,900	Central Pacific Financial Corp.	14,973
3,200	Chemical Financial Corp.	69,536
6,600	City Holding Co.	212,652
17,200	Colonial BancGroup, Inc. (The)*(a)	10,492
3,900	Columbia Banking System, Inc.	47,346
3,700	Community Bank System, Inc.(a)	67,081
6,400	Community Trust Bancorp, Inc.	173,760
4,800	Dime Community Bancshares	57,792
158,000	East West Bancorp, Inc.	1,396,720
2,100	Financial Institutions, Inc.	30,996
11,900	First BanCorp. (Puerto Rico)(a)	36,890
123,759	First Financial Bancorp	1,069,278
2,300	First Financial Holdings, Inc.	32,936
17,900	First Niagara Financial Group, Inc.	235,385
89,648	FirstMerit Corp.	1,674,627
5,100	Guaranty Bancorp*	9,129
27,476	Hancock Holding Co.(a)	1,109,756
12,300	Hanmi Financial Corp.*	21,648
17,433	IBERIABANK Corp.	816,562
6,300	Independent Bank Corp.	134,379
2,700	Lakeland Financial Corp.	52,866

4,880	MainSource Financial Group, Inc.	32,745
5,000	Nara Bancorp, Inc.	29,500
600	Old Second Bancorp, Inc.(a)	3,036
4,100	Oriental Financial Group, Inc. (Puerto Rico)	57,851
1,400	Pacific Continental Corp.	14,882
3,500	Peoples Bancorp, Inc.	64,085
62,900	Prosperity Bancshares, Inc.	2,107,779
2,351	Republic Bancorp, Inc. (Class A Stock)(a)	56,683
500	Shore Bancshares, Inc.	9,770
2,200	Sierra Bancorp	30,514
50,110	Signature Bank (NY)*(a)	1,477,243
1,700	Simmons First National Corp. (Class A Stock)	50,966
3,990	Southside Bancshares, Inc.	90,333
3,700	Southwest Bancorp, Inc.	37,259
11,250	Sterling Bancshares, Inc.	90,787
14,350	Sterling Financial Corp.(a)	40,036
2,800	Trico Bancshares	46,564
109,983	Trustmark Corp.(a)	2,188,662
7,183	Umpqua Holdings Corp.(a)	69,675
80,600	United Bankshares, Inc.(a)	1,632,956
2,400	Washington Trust Bancorp, Inc.	43,584
3,300	WesBanco, Inc.	55,011
3,700	West Bancorp, Inc.	21,904
2,200	West Coast Bancorp	5,412
4,900	Wilshire Bancorp, Inc.	36,064
1,900	WSFS Financial Corp.	51,053

		16,863,212

	Beverages — 0.2%
16,348	Boston Beer Co., Inc. (Class A Stock)*	509,894
26,500	PepsiAmericas, Inc.	709,670

		1,219,564

	Biotechnology
1,900	Alexion Pharmaceuticals, Inc.*(a)	83,695
2,200	Celera Corp.*	13,200
3,600	Emergent Biosolutions, Inc.*	51,696
600	InterMune, Inc.*	9,168
3,600	Maxygen, Inc.*	28,764
4,225	Protalix BioTherapeutics, Inc. (Israel)*	29,364

		215,887

	Broadcasting
2,800	DG FastChannel, Inc.*(a)	58,772
6,600	Entercom Communications Corp. (Class A Stock)	18,150
10,742	LIN TV Corp. (Class A Stock)*	21,054

		97,976

	Building Materials — 0.1%
13,400	Comfort Systems USA, Inc.	157,852
9,300	Gibraltar Industries, Inc.	72,261
800	Trex Co., Inc.*	13,080
2,200	Tutor Perini Corp.*(a)	40,590

		283,783

	Building Products — 0.5%
3,700	Apogee Enterprises, Inc.	53,946
54,000	Lennox International, Inc.(a)	1,881,900
4,900	NCI Building Systems, Inc.*(a)	19,306
55,300	Quanex Building Products Corp.(a)	657,517
2,800	Universal Forest Products, Inc.	124,992

		2,737,661

	Business Services — 0.7%
70,000	3Com Corp.*	263,900
2,300	ABM Industries, Inc.	48,461
1,300	COMSYS IT Partners, Inc.*	9,100
5,100	DHT Maritime, Inc. (Marshall Islands)	25,653
1,100	Medidata Solutions, Inc.*	20,295
69,400	URS Corp.*	3,511,640

		3,879,049

	Capital Markets — 0.6%
83,488	Federated Investors, Inc. (Class B Stock)	2,164,844
45,550	Waddell & Reed Financial, Inc. (Class A Stock)	1,292,253

		3,457,097

	Chemicals — 4.5%
8,300	Aceto Corp.	58,349
41,500	Airgas, Inc.	1,850,070
46,300	Ashland, Inc.(a)	1,534,382
50,750	Cabot Corp.	928,725
25,932	Cytec Industries, Inc.	650,893
9,100	H.B. Fuller Co.	183,456
95,700	Innophos Holdings, Inc.	1,797,246
4,000	Innospec, Inc. (United Kingdom)	47,760
70,196	International Flavors & Fragrances, Inc.	2,475,111
36,300	ION Geophysical Corp.*	97,647
31,000	Lubrizol Corp. (The)	1,795,830
124,500	Methanex Corp. (Canada)(a)	2,045,535
1,500	Minerals Technologies, Inc.(a)	65,205
1,400	NewMarket Corp.	105,910
167,748	Olin Corp.(a)	2,313,245
22,908	OM Group, Inc.*(a)	771,083
4,400	Rockwood Holdings, Inc.*(a)	78,848
107,000	RPM International, Inc.	1,707,720
3,600	Schulman A, Inc.(a)	76,716
74,200	Sensient Technologies Corp.	1,869,098
18,600	Spartech Corp.	232,500
57,500	Terra Industries, Inc.	1,676,700
79,000	Valspar Corp. (The)	2,000,280

		24,362,309

	Clothing & Apparel — 0.2%
3,100	Cato Corp. (The) (Class A Stock)	61,659
32,869	G&K Services, Inc. (Class A Stock)	746,784
2,100	Gymboree Corp.*	83,538
6,500	Iconix Brand Group, Inc.*	113,880
6,600	Maidenform Brands, Inc.*	91,278

		1,097,139

	Commercial Banks — 1.9%
94,720	BancorpSouth, Inc.(a)	2,131,200
44,000	Bank of Hawaii Corp.	1,688,280
67,325	Cullen / Frost Bankers, Inc.	3,233,620
83,033	First Horizon National Corp.*(a)	1,064,483
15,842	National Penn Bancshares, Inc.	78,893
44,300	PrivateBancorp, Inc.(a)	1,099,969
3,300	Sterling Bancorp NY	26,631
10,600	UCBH Holdings, Inc.(a)	12,826
62,306	Western Alliance Bancorp*(a)	431,781
32,132	Zions Bancorp	436,352

		10,204,035

	Commercial Services — 1.6%
2,700	Consolidated Graphics, Inc.*(a)	49,410
2,800	Dynamics Research Corp.*	34,496
13,900	DynCorp International, Inc.*	282,309
6,100	Gartner, Inc.*	104,310
3,500	GEO Group, Inc. (The)*	62,930
500	MAXIMUS, Inc.	21,310
10,900	Metalico, Inc.*(a)	49,486
140,600	Pharmaceutical Product Development, Inc.(a)	2,920,262
10,700	Spherion Corp.*	58,850
20,200	Stewart Enterprises, Inc. (Class A Stock)	98,778
12,700	Valassis Communications, Inc.*	144,653

2,500	Viad Corp.	44,300
86,637	Waste Connections, Inc.*	2,444,030
68,717	Watson Wyatt Worldwide, Inc. (Class A Stock)	2,565,893

		8,881,017

	Commercial Services & Supplies — 1.1%
56,800	Brink’s Co. (The)	1,542,120
125,000	Ennis, Inc.	1,841,250
33,175	Healthcare Services Group, Inc.	619,377
5,600	PHH Corp.*(a)	102,648
90,488	School Specialty, Inc.*(a)	2,024,217

		6,129,612

	Communication Equipment — 0.3%
60,975	Nice Systems Ltd., ADR (Israel)*	1,669,496
5,500	Tekelec*	101,145

		1,770,641

	Computer Hardware — 0.6%
13,700	Aspen Technology, Inc.*	135,630
42,766	CACI International, Inc. (Class A Stock)*(a)	1,975,789
19,100	CIBER, Inc.*	63,221
4,900	Mercury Computer Systems, Inc.*	56,350
1,700	PC Connection, Inc.*	9,758
65,330	Perot Systems Corp. (Class A Stock)*(a)	1,043,973
32,100	Quantum Corp.*	29,532
1,880	Radisys Corp.*	14,890
3,800	Sykes Enterprises, Inc.*	75,620

		3,404,763

	Computer Services & Software — 2.4%
62,186	Avocent Corp.*	964,505
97,700	Global Payments, Inc.	4,132,710
1,600	infoGROUP, Inc.*	9,632
2,800	JDA Software Group, Inc.*	57,708
1,000	Mantech International Corp. (Class A Stock)*	53,300
55,575	MICROS Systems, Inc.*(a)	1,522,199
2,600	Netscout Systems, Inc.*	25,870
92,959	Parametric Technology Corp.*	1,200,100
1,700	PC Mall, Inc.*	14,773
2,800	Progress Software Corp.*	63,364
2,800	Quest Software, Inc.*	41,272
1,900	Rosetta Stone, Inc.*(a)	58,311
3,600	Semtech Corp.*	66,240
1,900	Solarwinds, Inc.*(a)	38,000
500	SPSS, Inc.*	24,740
167,250	SRA International, Inc. (Class A Stock)*(a)	3,294,825
6,400	SYNNEX Corp.*	181,888
26,708	Synopsys, Inc.*	533,626
14,100	Take-Two Interactive Software, Inc.*	134,232
1,200	Virtusa Corp.*	11,184
103,731	Xyratex Ltd. (Bermuda)*	615,125

		13,043,604

	Computers & Peripherals — 0.5%
99,737	Diebold, Inc.	2,764,710
900	Imation Corp.	8,172

		2,772,882

	Construction
1,900	Brookfield Homes Corp.*	10,697
20,000	Standard Pacific Corp.*	68,800

		79,497

	Construction & Engineering — 1.1%
20,800	EMCOR Group, Inc.*	501,696
107,300	Granite Construction, Inc.(a)	3,635,324
83,400	KBR, Inc.(a)	1,767,246

		5,904,266

	Consumer Finance — 0.7%
385,900	Advance America Cash Advance Centers, Inc.	2,130,168
95,200	First Cash Financial Services, Inc.*	1,789,760

		3,919,928

	Consumer Products & Services — 2.0%
4,100	American Greetings Corp. (Class A Stock)	64,657
61,093	Central Garden & Pet Co.*(a)	749,000
70,286	Central Garden & Pet Co. (Class A Stock)*	793,529
3,900	Compass Diversified Holdings	35,100
6,500	Helen of Troy Ltd. (Bermuda)*	141,375
1,093	Jarden Corp.*	26,943
113,925	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	4,448,771
62,046	Snap-on, Inc.	2,210,699
72,900	Toro Co. (The)(a)	2,526,714

		10,996,788

	Consumer Services — 0.1%
21,200	Rent-A-Center, Inc.*	440,112

	Containers & Packaging — 1.0%
64,000	Bemis Co., Inc.	1,684,480
4,200	Core-Mark Holding Co., Inc.*	112,812
50,800	Packaging Corp of America	999,236
24,247	Silgan Holdings, Inc.	1,218,654
63,600	Sonoco Products Co.	1,684,128

		5,699,310

	Distribution/Wholesale — 0.2%
4,200	Brightpoint, Inc.*	24,948
2,200	United Stationers, Inc.*	102,124
34,887	WESCO International, Inc.*	861,360

		988,432

	Diversified Financial Services
3,600	CompuCredit Holdings Corp.*	10,764
3,900	Financial Federal Corp.	79,092

		89,856

	Diversified Financials — 0.6%
138,000	Jefferies Group, Inc.*(a)	3,154,680
12,000	Penson Worldwide, Inc.*(a)	140,040
80	Virtus Investment Partners, Inc.*	1,268

		3,295,988

	Diversified Telecommunication Services — 0.2%
65,000	Iowa Telecommunications Services, Inc.	796,900

	Drugs & Healthcare — 0.6%
57,400	Covance, Inc.*(a)	3,165,610

	Education
4,000	Bridgepoint Education, Inc.*	72,640

	Electric — 0.4%
144,232	Great Plains Energy, Inc.(a)	2,297,616

	Electric Utilities — 1.0%
81,600	Cleco Corp.(a)	1,933,104
10,700	El Paso Electric Co.*	161,677
14,281	IDACORP, Inc.	395,869
3,100	UIL Holdings Corp.	75,640
12,800	UniSource Energy Corp.	353,280
130,050	Westar Energy, Inc.	2,558,084

		5,477,654

	Electrical Equipment — 1.0%
38,550	Smith (A.O.) Corp.	1,504,992
64,100	Acuity Brands, Inc.	1,891,591
43,400	Regal-Beloit Corp.(a)	2,012,024

		5,408,607

	Electronic Components — 1.5%
156,465	Belden, Inc.	2,744,396
68,400	Digital River, Inc.*	2,417,940
4,400	FEI Co.*(a)	107,800
1,500	Houston Wire & Cable Co.	16,125
600	OSI Systems, Inc.*	11,886
1,600	Plexus Corp.*(a)	41,104
91,779	Portland General Electric Co.	1,746,554
72,150	QLogic Corp.*	941,558
2,100	Technitrol, Inc.	15,246

		8,042,609

	Electronic Components & Equipment
2,600	PowerSecure International, Inc.*	15,730

	Electronic Equipment & Instruments — 0.5%
132,100	Jabil Circuit, Inc.	1,210,036
60,000	Park Electrochemical Corp.	1,402,200

		2,612,236

	Electronics — 1.7%
6,750	Benchmark Electronics, Inc.*	106,650
114,300	Checkpoint Systems, Inc.*	1,980,819
51,084	Coherent, Inc.*(a)	1,002,268
1,700	Encore Wire Corp.(a)	36,873
181,800	FLIR Systems, Inc.*(a)	3,906,882
51,183	Littelfuse, Inc.*	1,197,682
13,800	TTM Technologies, Inc.*(a)	136,206
26,827	Watts Water Technologies, Inc. (Class A Stock)	706,623

		9,074,003

	Energy Equipment — 0.3%
35,725	Oil States International, Inc.*	968,862
28,975	Unit Corp.*(a)	918,218

		1,887,080

	Energy Equipment & Services — 0.9%
3,500	Complete Production Services, Inc.*	28,910
130,483	Headwaters, Inc.*(a)	400,583
43,300	Lufkin Industries, Inc.(a)	1,965,820
65,250	Patterson-UTI Energy, Inc.(a)	901,102
35,600	Tidewater, Inc.(a)	1,602,000

		4,898,415

	Entertainment & Leisure — 0.6%
4,500	Carmike Cinemas, Inc.*(a)	42,750
3,600	Isle of Capri Casinos, Inc.*(a)	42,804
100,200	Life Time Fitness, Inc.*(a)	2,550,090
3,600	RC2 Corp.*	54,972
35,852	Scientific Games Corp. (Class A Stock)*	646,053
2,500	Steinway Musical Instruments, Inc.*	28,600

		3,365,269

	Environmental Services — 0.4%
301	Clean Harbors, Inc.*	15,703
72,090	Republic Services, Inc.	1,917,594
1,400	Waste Services, Inc.*	6,692

		1,939,989

	Equipment Services
4,100	MedAssets, Inc.*(a)	76,588

	Exchange Traded Funds — 0.9%
5,904	iShares Russell 2000 Index Fund(a)	328,440
88,775	iShares Russell 2000 Value Index Fund(a)	4,571,912

		4,900,352

	Farming & Agriculture
4,600	Andersons, Inc. (The)	148,212

	Financial - Bank & Trust — 0.6%
4,800	Banco Latinoamericano de Exportaciones SA (Panama)	61,776
38,291	Boston Private Financial Holdings, Inc.	175,373
30,775	Citizens Republic Bancorp, Inc.*	17,542
40,100	Danvers Bancorp, Inc.	503,255
69,650	FBR Capital Markets Corp.*	356,608
1,400	First Bancorp	25,494
1,000	First Defiance Financial Corp.	15,230
2,900	First Merchants Corp.	22,939
2,600	Flushing Financial Corp.	27,586
25,900	FNB Corp.(a)	200,984
1,300	Heartland Financial USA, Inc.	21,892
4,500	Lakeland Bancorp, Inc.	40,680
60,122	NewAlliance Bancshares, Inc.	736,495
700	Park National Corp.(a)	44,625
5,732	Prospect Capital Corp.	57,318
3,200	S&T Bancorp, Inc.(a)	43,872
2,400	Stifel Financial Corp.*(a)	119,832
66,109	TCF Financial Corp.	934,781
1,400	Union Bankshares Corp.	21,728
6,465	United Community Banks, Inc.*(a)	43,509

		3,471,519

	Financial - Regionals
2,400	Kayne Anderson Energy Development Co.	32,592

	Financial Services — 2.2%
500	Alliance Financial Corp.	14,195
2,000	AZZ, Inc.*(a)	77,500
1,700	Berkshire Hills Bancorp, Inc.	38,862
12,100	BGC Partners, Inc. (Class A Stock)	55,297
8,600	Brookline Bancorp, Inc.	100,190
34,700	CVB Financial Corp.(a)	261,638
20,600	Deluxe Corp.	322,390
10,171	Dollar Financial Corp.*(a)	159,685
7,000	Doral Financial Corp. (Puerto Rico)*(a)	15,190
117,000	Eaton Vance Corp.	3,348,540
4,200	Encore Capital Group, Inc.*	51,912
1,200	Farmers Capital Bank Corp.	24,744
2,600	Fifth Street Finance Corp.	26,910
7,500	First Community Bancshares, Inc.	102,000
1,000	First South Bancorp, Inc.	12,900
11,300	Global Cash Access Holdings, Inc.*	101,700
3,300	Hallmark Financial Services*	21,648
11,900	Hawaiian Holdings, Inc.*	76,041
3,800	Integra Bank Corp.	5,928
13,400	Knight Capital Group, Inc. (Class A Stock)*(a)	248,838
2,200	Koppers Holdings, Inc.	61,402
1,500	National Financial Partners Corp.	11,250
5,400	NBT Bancorp, Inc.	123,876
3,000	Nelnet, Inc. (Class A Stock)*	42,870
5,100	Ocwen Financial Corp.*	72,675
13,900	Pacer International, Inc.	34,472
6,800	Pacific Capital Bancorp(a)	14,416

75,348	PacWest Bancorp(a)	1,211,596
11,648	Patriot Capital Funding, Inc.	22,597
1,200	Piper Jaffray Cos.*	55,032
8,000	Provident Financial Services, Inc.	94,720
170,175	Raymond James Financial, Inc.(a)	3,491,991
7,100	Renasant Corp.	105,719
4,800	Resource Capital Corp.	16,656
31,400	Student Loan Corp. (The)	1,411,430
1,100	Suffolk Bancorp	32,450
5,100	Sun Communities, Inc.	78,030
9,927	United Community Financial Corp.*	13,600
100	Waterstone Financial, Inc.*	520
7,700	World Acceptance Corp.*(a)	182,644
400	Yadkin Valley Financial Corp.	2,752

		12,146,806

	Food & Drug Retailers — 1.0%
92,529	Casey’s General Stores, Inc.	2,538,070
69,500	Ruddick Corp.	1,633,250
43,000	Weis Markets, Inc.	1,422,010

		5,593,330

	Food Products — 1.6%
33,600	Cal-Maine Foods, Inc.(a)	988,848
120,468	Corn Products International, Inc.	3,373,104
280,447	Del Monte Foods Co.	2,709,118
7,900	Fresh Del Monte Produce, Inc. (Cayman Islands)*	169,139
28,600	JM Smucker Co. (The)	1,430,858
7,100	Nash-Finch Co.	217,970

		8,889,037

	Foods — 0.4%
9,700	Chiquita Brands International, Inc.*	118,825
36,337	Dean Foods Co.*	769,981
31,494	Sanderson Farms, Inc.	1,281,176
9,900	Spartan Stores, Inc.	127,611
2,800	TreeHouse Foods, Inc.*	90,860

		2,388,453

	Furniture
7,300	Knoll, Inc.(a)	71,467

	Gas & Pipeline Utilities — 0.6%
172,128	Swift Energy Co.*(a)	3,390,922

	Gas Utilities — 3.0%
91,348	AGL Resources, Inc.	3,071,120
62,200	Atmos Energy Corp.	1,689,352
41,500	Energen Corp.	1,714,780
46,500	National Fuel Gas Co.(a)	1,886,970
84,800	Southwest Gas Corp.	2,053,856
63,500	UGI Corp.	1,678,940
133,000	WGL Holdings, Inc.	4,404,960

		16,499,978

	Healthcare Equipment & Supplies — 2.5%
91,581	Cooper Cos., Inc. (The)	2,512,983
23,000	Hill-Rom Holdings, Inc.(a)	394,220
96,400	Invacare Corp.	1,966,560
65,700	STERIS Corp.(a)	1,844,856
83,327	Teleflex, Inc.	3,996,363
83,725	West Pharmaceutical Services, Inc.(a)	3,055,962

		13,770,944

	Healthcare Providers & Services — 1.1%
1,700	Alliance Imaging, Inc.*	8,381
102,300	AMERIGROUP Corp.*(a)	2,524,764
10,500	Gentiva Health Services, Inc.*	223,440
2,800	Magellan Health Services, Inc.*	90,608

44,400	Owens & Minor, Inc.(a)	1,966,920
35,380	Res-Care, Inc.*	552,635
9,483	Universal Health Services, Inc. (Class B Stock)	527,350

		5,894,098

	Healthcare Services — 1.7%
50,800	Amedisys, Inc.*(a)	2,271,268
33,998	AmSurg Corp.*(a)	701,039
2,900	Continucare Corp.*	8,468
5,300	Healthsouth Corp.*(a)	76,320
6,900	HealthSpring, Inc.*	87,147
117,000	Healthways, Inc.*	1,724,580
93,148	MEDNAX, Inc.*	4,317,410
1,700	RehabCare Group, Inc.*	40,902
5,300	Triple-S Management Corp. (Puerto Rico)*	90,577
7,100	WellCare Health Plans, Inc.*	158,046

		9,475,757

	Home Builder — 0.2%
62,300	Meritage Homes Corp.*(a)	1,333,220

	Hotels, Restaurants & Leisure — 1.1%
91,700	Brinker International, Inc.	1,525,888
13,500	Dover Downs Gaming & Entertainment, Inc.	73,845
113,750	International Speedway Corp. (Class A Stock)	2,908,588
116,275	Sonic Corp.*(a)	1,282,513
10,300	Strategic Hotels & Resorts, Inc.	12,154

		5,802,988

	Household Durables — 0.2%
5,800	ACCO Brands Corp.*	25,346
32,167	Ethan Allen Interiors, Inc.(a)	409,486
10,300	Furniture Brands International, Inc.	41,303
40,846	Tempur-Pedic International, Inc.(a)	605,746

		1,081,881

	Household Products — 0.4%
3,500	Tupperware Brands Corp.	119,245
59,500	WD-40 Co.	1,798,685

		1,917,930

	Industrial Conglomerates
10,400	Tomkins PLC, ADR (United Kingdom)	121,992

	Industrial Products — 0.7%
30,982	Brady Corp. (Class A Stock)	911,181
2,400	CIRCOR International, Inc.	55,344
73,096	Interface, Inc. (Class A Stock)	507,286
72,605	Kaydon Corp.	2,372,005
4,400	Myers Industries, Inc.	43,296

		3,889,112

	Insurance — 7.2%
326,029	American Equity Investment Life Holding Co.	2,360,450
69,000	American Financial Group, Inc.	1,682,910
2,100	American Physicians Capital, Inc.	93,429
500	American Safety Insurance Holdings Ltd. (Bermuda)*	8,215
16,700	Amerisafe, Inc.*	277,721
4,700	AmTrust Financial Services, Inc.	57,434
29,375	Arthur J. Gallagher & Co.(a)	672,688
63,775	Aspen Insurance Holdings Ltd. (Bermuda)	1,586,084
18,800	Assured Guaranty Ltd. (Bermuda)(a)	262,636
25,900	Conseco, Inc.*	80,549
195,825	Delphi Financial Group, Inc. (Class A Stock)	4,666,510
127,931	Employers Holdings, Inc.	1,780,800
26,128	Endurance Specialty Holdings Ltd. (Bermuda)	871,891
400	FPIC Insurance Group, Inc.*	13,740
48,500	Hanover Insurance Group, Inc. (The)	1,906,535

1,300	Harleysville Group, Inc.	40,326
91,250	HCC Insurance Holdings, Inc.	2,290,375
53,613	Horace Mann Educators Corp.(a)	608,508
69,521	Infinity Property & Casualty Corp.	2,887,902
56,575	IPC Holdings Ltd. (Bermuda)	1,637,280
8,500	Max Capital Group Ltd. (Bermuda)	169,745
4,800	Meadowbrook Insurance Group, Inc.	37,968
10,900	MGIC Investment Corp.*(a)	71,940
2,600	Navigators Group, Inc.*	128,206
2,400	Phoenix Cos., Inc. (The)*	5,280
48,064	Platinum Underwriters Holdings Ltd. (Bermuda)	1,622,160
9,900	PMA Capital Corp. (Class A Stock)*	57,420
28,428	ProAssurance Corp.*	1,443,574
149,500	Protective Life Corp.	2,235,025
32,200	Radian Group, Inc.	107,226
117,814	Reinsurance Group of America, Inc.	4,889,281
35,600	RLI Corp.	1,766,116
2,400	Safety Insurance Group, Inc.	77,424
3,700	SeaBright Insurance Holdings, Inc.*	35,964
8,300	Selective Insurance Group	124,002
81,900	State Auto Financial Corp.	1,416,051
758	Tower Group, Inc.	18,927
76,200	United Fire & Casualty Co.	1,280,922

		39,273,214

	Insurance - Property Insurance
4,515	Argo Group International Holdings Ltd. (Bermuda)*	151,704

	Internet Services — 0.1%
13,700	EarthLink, Inc.*	115,765
200	Forrester Research, Inc.*	4,514
3,200	SonicWALL, Inc.*	24,288
4,000	TIBCO Software, Inc.*(a)	34,920
25,284	United Online, Inc.(a)	232,107
1,200	USA Mobility, Inc.	16,200

		427,794

	Investment Companies
28,015	MCG Capital Corp.*	96,091
3,500	TICC Capital Corp.	16,765

		112,856

	Leisure — 0.2%
125,052	Callaway Golf Co.(a)	796,581
11,900	Jakks Pacific, Inc.*	137,207

		933,788

	Life Science Tools & Services — 0.3%
98,850	PerkinElmer, Inc.	1,742,726

	Machinery — 4.5%
81,625	Actuant Corp. (Class A Stock)	1,048,065
151,700	Barnes Group, Inc.	2,134,419
210,975	Bucyrus International, Inc.	6,219,543
500	Cascade Corp.	12,225
78,500	Crane Co.	1,665,770
30,284	Gardner Denver, Inc.*	883,990
30,550	General Cable Corp.*(a)	1,184,423
137,700	Harsco Corp.	3,788,127
30,833	IDEX Corp.	841,124
34,028	Kadant, Inc.*	378,051
37,325	Lincoln Electric Holdings, Inc.	1,581,833
24,125	Lindsay Corp.(a)	855,714
77,100	Mueller Industries, Inc.	1,831,896

13,525	Nordson Corp.	607,273
47,100	Robbins & Myers, Inc.	985,803
24,725	Rofin-Sinar Technologies, Inc.*(a)	536,780
500	Tennant Co.	10,970
8,400	Wabtec Corp.	282,660

		24,848,666

	Machinery & Equipment — 0.2%
5,300	Altra Holdings, Inc.*	46,587
2,700	Chart Industries, Inc.*	52,002
3,400	Pioneer Drilling Co.*	14,892
69,426	Terex Corp.*(a)	1,053,887

		1,167,368

	Manufacturing — 0.7%
1,600	Ameron International Corp.	119,232
3,100	Ceradyne, Inc.*	55,955
9,300	EnPro Industries, Inc.*	165,726
206,700	Hexcel Corp.*	2,110,407
2,100	Standex International Corp.	26,313
1,700	Tredegar Corp.	24,888
42,837	Zebra Technologies Corp.*	1,046,936

		3,549,457

	Media — 0.6%
6,900	AH Belo Corp. (Class A Stock)	16,422
131,087	Belo Corp. (Class A Stock)	376,220
26,350	Courier Corp.	435,829
4,050	Cumulus Media, Inc.*	2,584
29,325	FactSet Research Systems, Inc.(a)	1,662,728
29,567	Sinclair Broadcast Group, Inc. (Class A Stock)	55,290
27,325	Wiley, (John) & Sons, Inc. (Class A Stock)	871,394

		3,420,467

	Medical Supplies & Equipment — 0.9%
4,700	Arena Pharmaceuticals, Inc.*(a)	23,970
5,400	Cantel Medical Corp.*	83,646
35,918	Conmed Corp.*	631,438
2,500	Halozyme Therapeutics, Inc.*	17,650
20,846	Kensey Nash Corp.*	595,362
900	Medivation, Inc.*	22,275
116,482	Patterson Cos., Inc.*(a)	2,953,984
2,300	PSS World Medical, Inc.*(a)	46,483
2,500	Seattle Genetics, Inc.*	30,125
34,650	Zoll Medical Corp.*	638,599

		5,043,532

	Metals & Mining — 2.6%
25,000	Amcol International Corp.	470,250
900	Ampco-Pittsburgh Corp.	20,457
23,425	Cliffs Natural Resources, Inc.	641,611
5,200	Coeur d’Alene Mines Corp.*(a)	73,840
1,700	Columbus McKinnon Corp.*	24,599
133,000	Commercial Metals Co.	2,199,820
37,900	Compass Minerals International, Inc.(a)	2,015,901
32,825	GrafTech International Ltd.*	450,687
195,500	IAMGOLD Corp. (Canada)	2,064,480
49,000	Royal Gold, Inc.	2,012,920
36,400	Steel Dynamics, Inc.	595,504
9,800	Stillwater Mining Co.*	65,562
114,700	Timken Co.	2,337,586
4,200	USEC, Inc.*	16,254
20,300	Walter Industries, Inc.(a)	1,002,008
8,200	Worthington Industries, Inc.	108,404
3,300	XOMA Ltd.*	2,970

		14,102,853

	Miscellaneous Manufacturers — 0.2%
22,812	AptarGroup, Inc.	796,595
400	Portec Rail Products, Inc.	4,020

		800,615

	Multi-Utilities — 0.6%
56,500	OGE Energy Corp.	1,700,650
71,000	Vectren Corp.	1,743,760

		3,444,410

	Oil & Gas — 0.2%
35,830	Goodrich Petroleum Corp.*(a)	919,040

	Oil & Gas Exploration / Production — 0.9%
131,800	Cabot Oil & Gas Corp.	4,630,134

	Oil & Gas Services
2,500	Bolt Technology Corp.*	28,250

	Oil, Gas & Consumable Fuels — 5.4%
46,925	Arena Resources, Inc.*(a)	1,531,163
162,363	Berry Petroleum Co. (Class A Stock)(a)	3,851,250
29,700	Cal Dive International, Inc.*	265,221
42,200	CARBO Ceramics, Inc.	1,759,318
49,300	Cimarex Energy Co.(a)	1,763,954
47,285	Concho Resources, Inc.*	1,451,649
30,500	Core Laboratories NV(a)	2,620,255
500	Delek US Holdings, Inc.	4,260
20,800	Delta Petroleum Corp.*	39,936
13,900	EXCO Resources, Inc.*	190,986
123,100	Frontier Oil Corp.(a)	1,711,090
152,500	General Maritime Corp.(a)	1,270,325
22,400	Gulfport Energy Corp.*	156,128
7,300	Harvest Natural Resources, Inc.*	47,231
87,400	Holly Corp.	1,858,998
223,507	Key Energy Services, Inc.*	1,551,139
10,650	New Jersey Resources Corp.(a)	411,090
68,000	ONEOK, Inc.	2,250,800
34,300	Parallel Petroleum Corp.*	68,600
10,200	Parker Drilling Co.*	47,124
3,100	Piedmont Natural Gas Co., Inc.	76,322
3,700	Rosetta Resources, Inc.*	38,369
3,400	RPC, Inc.	27,948
4,000	South Jersey Industries, Inc.	147,520
97,500	St. Mary Land & Exploration Co.	2,327,325
3,300	TETRA Technologies, Inc.*	25,443
2,300	TGC Industries, Inc.*	10,488
1,900	Toreador Resources Corp.	13,053
103,000	Tsakos Energy Navigation Ltd. (Greece)(a)	1,832,370
6,600	VAALCO Energy, Inc.*	29,238
6,500	Western Refining, Inc.*(a)	42,315
44,800	World Fuel Services Corp.(a)	1,964,928

		29,385,836

	Paper & Forest Products — 0.3%
19,400	Buckeye Technologies, Inc.*	123,190
49,255	Neenah Paper, Inc.	482,699
8,700	Rock-Tenn Co. (Class A Stock)	391,152
21,652	Schweitzer-Mauduit International, Inc.	708,020

		1,705,061

	Personell Services
4,800	Kforce, Inc.*	46,752

	Pharmaceuticals — 0.1%
1,500	Auxilium Pharmaceuticals, Inc.*(a)	46,395
1,700	Cypress Bioscience, Inc.*	15,028
1,400	Par Pharmaceutical Cos., Inc.*	22,694
900	Pharmasset, Inc.*	13,851
10,600	Prestige Brands Holdings, Inc.*	69,218
2,700	Savient Pharmaceuticals, Inc.*(a)	42,093
500	United Therapeutics Corp.*	46,310
2,000	Valeant Pharmaceuticals International*(a)	51,600
900	XenoPort, Inc.*	18,279

		325,468

	Printing & Publishing
10,900	Journal Communications, Inc.	30,302

	Real Estate
1,800	Government Properties Income Trust*	35,334

	Real Estate Investment Trusts — 4.3%
2,500	American Campus Communities, Inc.(a)	57,325
42,000	Anthracite Capital, Inc.(a)	24,360
14,000	Anworth Mortgage Asset Corp.	105,560
10,900	Ashford Hospitality Trust, Inc.	32,591
3,000	Associated Estates Realty Corp.	17,820
10,200	BioMed Realty Trust, Inc.(a)	119,136
84,133	CBL & Associates Properties, Inc.(a)	499,750
852,325	Chimera Investment Corp.	3,051,324
8,000	Colonial Properties Trust	63,840
3,400	Cypress Sharpridge Investments, Inc.*	45,050
30,100	DCT Industrial Trust, Inc.(a)	137,256
13,600	Developers Diversified Realty Corp.	76,296
15,000	DiamondRock Hospitality Co.	101,400
120,340	Education Realty Trust, Inc.	583,649
5,000	Entertainment Properties Trust(a)	136,550
3,500	Equity LifeStyle Properties, Inc.	145,845
144,051	Equity One, Inc.(a)	2,167,968
5,200	Extra Space Storage, Inc.	45,656
6,500	First Potomac Realty Trust(a)	60,905
119,800	Franklin Street Properties Corp.(a)	1,708,348
24,400	Glimcher Realty Trust	82,472
72,200	Healthcare Realty Trust, Inc.(a)	1,401,402
4,600	Hersha Hospitality Trust	12,420
1,300	Home Properties, Inc.	46,410
105,000	HRPT Properties Trust(a)	506,100
7,900	Inland Real Estate Corp.	58,302
1,100	Invesco Mortgage Capital, Inc.*	22,000
21,620	iStar Financial, Inc.*(a)	52,537
19,800	Jones Lang LaSalle, Inc.(a)	751,608
46,653	Lexington Realty Trust	199,675
5,400	LTC Properties, Inc.	131,868
479,776	MFA Mortgage Investments, Inc.	3,550,342
18,948	Mid-America Apartment Communities, Inc.(a)	751,667
17,400	National Retail Properties, Inc.	342,954
52,800	Nationwide Health Properties, Inc.(a)	1,532,256
18,927	NorthStar Realty Finance Corp.(a)	67,759
11,300	Omega Healthcare Investors, Inc.	188,823
9,800	Parkway Properties, Inc.	138,866
20,800	Pennsylvania Real Estate Investment Trust(a)	110,032
36,400	PS Business Parks, Inc.(a)	1,882,244
2,400	Saul Centers, Inc.	81,288
19,300	Senior Housing Properties Trust	360,138
67,100	Sovran Self Storage, Inc.	1,806,332
11,599	Sunstone Hotel Investors, Inc.(a)	64,490

		23,322,614

	Registered Investment Companies
33,300	American Capital Ltd.	120,213

	Restaurants — 0.1%
1,100	Einstein Noah Restaurant Group, Inc.*	11,682
11,800	Ruby Tuesday, Inc.*	88,264
96,721	Wendy’s / Arby’s Group, Inc. (Class A Stock)	442,982

		542,928

	Retail — 1.0%
12,000	Asbury Automotive Group, Inc.*	167,880
84,457	Cash America International, Inc.	2,257,536
5,500	CEC Entertainment, Inc.*(a)	160,435
4,200	Group 1 Automotive, Inc.(a)	123,732
5,500	Insight Enterprises, Inc.*	56,650
1,100	Jo-Ann Stores, Inc.*	25,630
17,532	Men’s Wearhouse, Inc. (The)(a)	378,866
57,787	Pantry, Inc. (The)*	1,014,162
54,010	Regis Corp.(a)	737,777
9,500	Sonic Automotive, Inc. (Class A Stock)(a)	116,850
4,550	Stage Stores, Inc.	56,784
12,900	Zale Corp.*(a)	76,368

		5,172,670

	Retail & Merchandising — 0.4%
49,162	Bebe Stores, Inc.	357,408
4,100	Children’s Place Retail Stores, Inc. (The)*(a)	134,357
6,600	Collective Brands, Inc.*(a)	105,072
1,000	Deckers Outdoor Corp.*	67,610
62,432	DSW, Inc. (Class A Stock)*(a)	842,207
9,400	Finish Line, Inc. (The) (Class A Stock)	81,780
8,600	Interline Brands, Inc.*	145,598
7,400	Jos. A. Bank Clothiers, Inc.*(a)	270,766
2,200	Rush Enterprises, Inc.*	28,820
17,600	Ruth’s Hospitality Group, Inc.*	68,992

		2,102,610

	Retail Apparel
6,100	Dress Barn, Inc.*(a)	95,099
2,900	Warnaco Group, Inc. (The)*(a)	105,357

		200,456

	Retailing — 0.2%
57,967	PetSmart, Inc.	1,296,722

	Road & Rail — 0.3%
3,400	Arkansas Best Corp.	96,832
34,450	Landstar System, Inc.	1,263,626

		1,360,458

	Semiconductors — 1.5%
10,900	Amkor Technology, Inc.*	68,234
7,950	Applied Micro Circuits Corp.*	68,768
900	Brooks Automation, Inc.*	5,337
4,700	DSP Group, Inc.*	40,937
65,855	Emulex Corp.*	601,256
19,158	Entegris, Inc.*	71,459
53,334	Itron, Inc.*(a)	2,782,435
6,100	Lattice Semiconductor Corp.*	13,481
118,700	Microsemi Corp.*	1,620,255
5,000	MKS Instruments, Inc.*	96,850
15,800	PMC - Sierra, Inc.*	144,570
43,120	Richardson Electronics Ltd.	160,406
3,200	Sigma Designs, Inc.*(a)	51,744
26,900	Skyworks Solutions, Inc.*	324,952
60,600	Varian Semiconductor Equipment Associates, Inc.*(a)	1,941,624
2,800	Veeco Instruments, Inc.*	52,752

		8,045,060

	Semiconductors & Semiconductor Equipment
34,200	Himax Technologies, Inc., ADR (Taiwan)	130,644

	Software — 1.2%
3,600	CSG Systems International, Inc.*	60,048
171,096	Lawson Software, Inc.*	1,016,310
111,146	Sybase, Inc.*(a)	3,979,027
81,925	Tyler Technologies, Inc.*(a)	1,261,645

		6,317,030

	Specialized Consumer Services — 0.1%
26,800	Hillenbrand, Inc.	485,616

	Specialty Retail — 0.9%
120,650	Aaron’s, Inc.(a)	3,314,256
53,027	Abercrombie & Fitch Co. (Class A Stock)	1,516,042
6,275	Brown Shoe Co., Inc.	48,631

		4,878,929

	Telecommunications — 1.8%
5,200	Adaptec, Inc.*	13,832
3,500	Anixter International, Inc.*	119,770
297,516	Arris Group, Inc.*	3,623,745
1,300	Atlantic Tele-Network, Inc.	54,509
36,225	Black Box Corp.	995,101
42,900	Cincinnati Bell, Inc.*	134,277
1,700	Consolidated Communications Holdings, Inc.	21,471
1,100	CPI International, Inc.*	10,505
6,600	DigitalGlobe, Inc.*	120,120
4,300	Harris Stratex Networks, Inc. (Class A Stock)*	29,842
1,400	LogMein, Inc.*	27,314
7,400	MasTec, Inc.*(a)	76,590
3,600	Plantronics, Inc.	85,212
2,200	Polycom, Inc.*(a)	52,250
10,400	Premiere Global Services, Inc.*	99,736
75,900	SBA Communications Corp. (Class A Stock)*(a)	1,980,231
3,700	Symmetricon, Inc.*	23,976
118,475	Syniverse Holdings, Inc.*	2,076,866
9,200	Virgin Mobile USA, Inc.*	45,172

		9,590,519

	Textiles & Apparel — 1.4%
400	Oxford Industries, Inc.	5,484
10,150	Perry Ellis International, Inc.*	78,257
217,275	Phillips-Van Heusen Corp.	7,687,189
2,200	Quiksilver, Inc.*	4,730
2,900	Skechers USA, Inc. (Class A Stock)*	40,107

		7,815,767

	Textiles, Apparel & Luxury Goods — 1.0%
99,575	Hanesbrands, Inc.*(a)	1,981,543
43,000	UniFirst Corp.(a)	1,673,560
83,000	Wolverine World Wide, Inc.	2,000,300

		5,655,403

	Thrifts & Mortgage Finance — 0.6%
213,300	Astoria Financial Corp.	2,071,143
76,050	Washington Federal, Inc.	1,059,377

		3,130,520

	Tobacco — 0.3%
46,500	Universal Corp.(a)	1,770,255

	Trading Companies & Distributors — 0.8%
97,850	Applied Industrial Technologies, Inc.	2,164,442
44,100	Watsco, Inc.	2,313,486

		4,477,928

	Transportation — 0.3%
6,800	Aircastle Ltd.	49,368
3,800	Atlas Air Worldwide Holdings, Inc.*	94,848
8,500	GulfMark Offshore, Inc.*	272,000
5,400	Heartland Express, Inc.	83,160
11,700	Horizon Lines, Inc.	58,617
5,500	Incyte Corp. Ltd.*	28,600

2,100	International Shipholding Corp.	60,921
28,630	Kansas City Southern*(a)	581,475
900	Knight Transportation, Inc.	16,326
4,300	Knightsbridge Tankers Ltd. (Bermuda)(a)	67,639
3,500	Marten Transport Ltd.*	61,740
1,600	Nordic American Tanker Shipping (Bermuda)(a)	49,072
1	PHI, Inc.*	22
1,700	Saia, Inc.*	30,702

		1,454,490

	Utilities
1,100	Chesapeake Utilities Corp.	36,465

	Water Utilities — 0.3%
1,600	American States Water Co.	58,160
84,000	American Water Works Co., Inc.	1,655,640
2,100	California Water Service Group	79,527

		1,793,327

	TOTAL LONG-TERM INVESTMENTS (cost $510,758,261)	524,965,238

	SHORT-TERM INVESTMENTS — 25.2%

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k)
$230	3.125%, 11/30/09	232,130

	(cost $231,870)

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 25.2%
137,878,860	Dryden Core Investment Fund - Taxable Money Market Series (cost $137,878,860; includes $117,384,732 of cash collateral for securities on loan)(b)(w)	137,878,860

	TOTAL SHORT-TERM INVESTMENTS (cost $138,110,730)	138,110,990

	TOTAL INVESTMENTS — 121.2% (cost $648,868,991)(p)	663,076,228

	Liabilities in excess of other assets(x) — (21.2)%	(115,989,678)

	NET ASSETS — 100%	$547,086,550

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $114,041,922; cash collateral of $117,384,732 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $662,462,792; accordingly, net unrealized appreciation on investments for federal income tax purposes was $613,436 (gross unrealized appreciation - $49,716,925; gross unrealized depreciation - $49,103,489). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures contracts open at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation(1)
Long Position:
24	RUSSELL 2000 Mini	Sep 09	$1,234,090	$1,334,160	$100,070

(1)	The amount represents fair value of derivative instrument subject to equity contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$524,965,238	$—	$—
U.S. Treasury Obligations	—	232,130	—
Affiliated Money Market Mutual Fund	137,878,860	—	—

	$662,844,098	$232,130	$—
Other Financial Instruments*	100,070	—	—

Total	$662,944,168	$232,130	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 99.6%

	COMMON STOCKS
	Aerospace & Defense — 0.7%
13,686	Cubic Corp.(a)	$535,944

	Airlines — 0.3%
6,408	Copa Holdings, SA (Panama)	259,780

	Banks — 0.4%
6,850	UMB Financial Corp.(a)	285,782

	Beverages — 0.8%
8,880	Green Mountain Coffee Roasters, Inc.*(a)	625,507

	Biotechnology — 1.1%
3,320	Bio-Rad Laboratories, Inc. (Class A Stock)*	257,101
16,144	Martek Biosciences Corp.*	375,510
12,935	Regeneron Pharmaceuticals, Inc.*	277,326

		909,937

	Building Materials — 0.7%
12,205	Texas Industries, Inc.(a)	555,328

	Chemicals — 2.9%
157,480	Huntsman Corp.	966,927
7,375	NewMarket Corp.	557,919
27,645	Terra Industries, Inc.	806,128

		2,330,974

	Clothing & Apparel — 2.6%
12,470	Gymboree Corp.*	496,057
71,110	True Religion Apparel, Inc.*	1,590,019

		2,086,076

	Commercial Services — 9.3%
11,363	Chemed Corp.(a)	501,108
17,188	Coinstar, Inc.*(a)	571,157
14,590	FTI Consulting, Inc.*	794,134
63,745	GEO Group, Inc. (The)*	1,146,135
26,675	Grand Canyon Education, Inc.*	467,079
10,499	HMS Holdings Corp.*(a)	403,162
20,926	Lincoln Educational Services Corp.*	426,054
11,236	MAXIMUS, Inc.	478,878
29,645	Monster Worldwide, Inc.*(a)	386,274
25,400	PAREXEL International Corp.*	392,938
25,510	Ritchie Bros Auctioneers, Inc. (Canada)(a)	612,240
29,385	Sotheby’s(a)	442,832
5,832	VistaPrint Ltd. (Bermuda)*(a)	240,570
22,735	Waste Connections, Inc.*	641,355

		7,503,916

	Computer Hardware — 0.6%
8,115	Radiant Systems, Inc.*	81,637
17,900	Synaptics, Inc.*(a)	429,063

		510,700

	Computer Networking — 0.7%
23,926	Atheros Communications*(a)	598,150

	Computer Services & Software — 5.8%
23,490	ANSYS, Inc.*	734,297
30,416	Arcsight, Inc.*(a)	576,992
50,136	Compellent Technologies, Inc.*(a)	796,661
9,997	Mantech International Corp. (Class A Stock)*	532,840
44,058	Netezza Corp.*(a)	398,284

20,870	Solera Holdings, Inc.*(a)	562,029
12,795	SPSS, Inc.*	633,097
14,277	Stanley, Inc.*	438,875

		4,673,075

	Distribution/Wholesale — 0.6%
11,194	Owens & Minor, Inc.	495,894

	Diversified Financial Services — 0.5%
23,196	Duff & Phelps Corp.	420,543

	Education — 1.8%
11,192	American Public Education, Inc.*	395,861
14,495	Blackboard, Inc.*(a)	492,395
8,178	Capella Education Co.*(a)	526,336

		1,414,592

	Electrical Equipment — 0.5%
36,735	Advanced Energy Industries, Inc.*(a)	441,922

	Electronic Components — 3.1%
29,485	Coherent, Inc.*	578,496
18,975	FEI Co.*	464,887
24,095	OYO Geospace Corp.*(a)	575,389
40,414	Universal Electronics, Inc.*	853,139

		2,471,911

	Electronic Components & Equipment — 0.6%
36,790	GrafTech International Ltd.*	505,127

	Energy - Energy Resources — 0.5%
13,565	Trina Solar Ltd., ADR (Cayman Islands)*(a)	383,347

	Engineering/Construction — 1.2%
25,120	Insituform Technologies, Inc. (Class A Stock)*	462,208
20,775	Orion Marine Group, Inc.*	464,529

		926,737

	Entertainment & Leisure — 4.6%
58,068	Bally Technologies, Inc.*	2,102,642
10,885	Penn National Gaming, Inc.*	345,163
96,570	Shuffle Master, Inc.*	695,304
14,703	WMS Industries, Inc.*(a)	531,661

		3,674,770

	Environmental Services — 1.8%
25,438	Calgon Carbon Corp.*	322,300
8,960	Clean Harbors, Inc.*	467,443
20,918	Tetra Tech, Inc.*	630,050

		1,419,793

	Farming & Agriculture — 0.6%
15,690	Andersons, Inc. (The)	505,532

	Financial - Bank & Trust — 0.3%
32,285	Broadpoint Gleacher Securities, Inc.*	201,136

	Financial Services — 0.3%
30,435	First Commonwealth Financial Corp.	203,001

	Food & Drug Retailers — 0.4%
11,845	Perrigo Co.(a)	321,473

	Hand/Machine Tools — 0.6%
10,345	Regal-Beloit Corp.(a)	479,594

	Healthcare Providers & Services — 0.4%
9,507	athenahealth, Inc.*(a)	351,189

	Healthcare Services — 7.1%
19,733	Almost Family, Inc.*(a)	625,931
12,055	Amedisys, Inc.*(a)	538,979
25,705	Centene Corp.*	496,364

18,515	Emergency Medical Services Corp. (Class A Stock)*	724,677
32,525	Genoptix, Inc.*(a)	1,018,358
30,599	ICON PLC, ADR (Ireland)*(a)	719,076
18,975	LHC Group, Inc.*(a)	556,916
25,575	Lincare Holdings, Inc.*(a)	669,554
12,467	Psychiatric Solutions, Inc.*	336,858

		5,686,713

	Healthcare-Products — 1.2%
12,035	ICU Medical, Inc.*	468,523
25,905	PSS World Medical, Inc.*(a)	523,540

		992,063

	Home Furnishings — 1.0%
28,015	DTS, Inc.*(a)	769,572

	Insurance — 0.5%
14,757	Tower Group, Inc.	368,482

	Internet Services — 5.8%
110,230	Art Technology Group, Inc.*	417,772
9,290	AsiaInfo Holdings, Inc.*	179,018
30,410	Cybersource Corp.*	527,309
24,835	NetFlix, Inc.*(a)	1,091,250
6,973	Perfect World Co. Ltd., ADR (Cayman Islands)*(a)	249,494
92,105	Sapient Corp.*	615,261
8,872	Shanda Interactive Entertainment Ltd., ADR (Cayman Islands)*(a)	439,874
4,600	Sohu.com, Inc.*	281,382
100,935	TIBCO Software, Inc.*(a)	881,163

		4,682,523

	Medical Supplies & Equipment — 6.7%
97,325	American Medical Systems Holdings, Inc.*	1,488,099
28,500	American Oriental Bioengineering, Inc.*	173,280
46,540	Cutera, Inc.*(a)	388,609
51,337	Eclipsys Corp.*	934,333
7,100	Mindray Medical International Ltd., ADR (Cayman Islands)(a)	211,012
13,831	Quality Systems, Inc.(a)	759,184
46,621	Thoratec Corp.*(a)	1,172,052
19,330	Vital Images, Inc.*	257,862

		5,384,431

	Metals & Mining — 0.9%
20,878	Northwest Pipe Co.*(a)	726,137

	Miscellaneous Manufacturers — 0.5%
71,840	Smith & Wesson Holding Corp.*	435,350

	Oil, Gas & Consumable Fuels — 1.6%
24,115	Carrizo Oil & Gas, Inc.*	458,185
18,400	Lufkin Industries, Inc.(a)	835,360

		1,293,545

	Pharmaceuticals — 5.6%
35,480	BioMarin Pharmaceutical, Inc.*(a)	582,227
18,775	Catalyst Health Solutions, Inc.*	484,019
44,109	Cubist Pharmaceuticals, Inc.*	876,446
12,190	Herbalife Ltd. (Cayman Islands)	419,458
12,465	Onyx Pharmaceuticals, Inc.*	447,743
29,810	Pharmerica Corp.*(a)	624,818
6,300	United Therapeutics Corp.*	583,506
69,306	Viropharma, Inc.*	510,785

		4,529,002

	Real Estate Investment Trusts — 0.4%
21,371	Redwood Trust, Inc.	347,279

	Restaurants — 2.7%
46,925	BJ’s Restaurants, Inc.*(a)	754,554
12,832	Buffalo Wild Wings, Inc.*(a)	517,771
26,620	California Pizza Kitchen, Inc.*	439,230
38,660	Texas Roadhouse, Inc.*	430,286

		2,141,841

	Retail — 4.4%
41,370	Cash America International, Inc.	1,105,820
17,050	Citi Trends, Inc.*	497,860
45,893	Genesco, Inc.*(a)	996,796
22,450	Jo-Ann Stores, Inc.*	523,085
25,000	Pantry, Inc. (The)*	438,750

		3,562,311

	Retail & Merchandising — 3.5%
34,970	99 Cents Only Stores*	512,310
12,690	Aeropostale, Inc.*(a)	461,916
23,120	America’s Car-Mart, Inc.*	505,634
20,262	Hibbett Sports, Inc.*(a)	373,023
25,117	PetMed Express, Inc.(a)	466,172
14,960	Steven Madden Ltd.*	479,618

		2,798,673

	Semiconductors — 5.8%
18,250	Formfactor, Inc.*	420,662
118,765	ON Semiconductor Corp.*(a)	866,984
35,260	Rovi Corp.*(a)	922,402
111,560	Teradyne, Inc.*(a)	879,093
17,581	Tessera Technologies, Inc.*	493,850
34,620	Varian Semiconductor Equipment Associates, Inc.*(a)	1,109,225

		4,692,216

	Software — 3.1%
20,735	Informatica Corp.*(a)	381,317
21,261	MedAssets, Inc.*	397,155
90,870	Novell, Inc.*	416,185
30,025	Omniture, Inc.*	410,742
30,895	Phase Forward, Inc.*	438,709
26,745	Tyler Technologies, Inc.*(a)	411,873

		2,455,981

	Telecommunications — 3.7%
37,145	EMS Technologies, Inc.*	817,190
16,793	InterDigital, Inc.*(a)	497,240
255	LogMein, Inc.*	4,975
17,668	Neutral Tandem, Inc.*	547,708
28,313	Starent Networks Corp.*(a)	678,946
55,985	TeleCommunication Systems, Inc.*	463,556

		3,009,615

	Transportation — 1.4%
16,770	Genco Shipping & Trading Ltd. (Marshall Islands)(a)	400,971
19,785	Landstar System, Inc.	725,714

		1,126,685

	TOTAL LONG-TERM INVESTMENTS (cost $75,169,350)	80,094,149

	SHORT-TERM INVESTMENT — 34.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
27,450,911	Dryden Core Investment Fund - Taxable Money Market Series (cost $27,450,911; includes $26,122,829 of cash collateral for securities on loan)(b)(w)	27,450,911

	TOTAL INVESTMENTS — 133.7% (cost $102,620,261)(p)	107,545,060

	Liabilities in excess of other assets — (33.7)%	(27,111,121)

	NET ASSETS — 100%	$80,433,939

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,330,158; cash collateral of $26,122,829 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $103,726,995; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,818,065 (gross unrealized appreciation $9,995,858; gross unrealized depreciation - $6,177,793). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$80,094,149	$—	$—
Affiliated Money Market Mutual Fund	27,450,911	—	—

	$107,545,060	$—	$—
Other Financial Instruments*	—	—	—

Total	$107,545,060	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 98.3%

	COMMON STOCKS
	Aerospace & Defense — 3.4%
3,600	Boeing Co. (The)	$154,476
23,100	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	450,219
15,045	General Dynamics Corp.	833,343
12,033	Lockheed Martin Corp.	899,587
58,400	Northrop Grumman Corp.	2,603,472
27,084	United Technologies Corp.	1,475,265

		6,416,362

	Air Freight & Couriers — 0.5%
13,400	FedEx Corp.(a)	909,056

	Auto Components — 0.7%
49,700	Johnson Controls, Inc.(a)	1,286,236

	Automobiles — 0.5%
43,700	Harley-Davidson, Inc.(a)	987,620

	Banks — 0.4%
13,068	Northern Trust Corp.	781,597

	Beverages — 0.9%
18,300	Molson Coors Brewing Co. (Class B Stock)	827,343
16,571	PepsiCo, Inc.	940,404

		1,767,747

	Biotechnology — 0.5%
15,502	Amgen, Inc.*	965,930

	Business Services — 0.3%
3,163	MasterCard, Inc. (Class A Stock)(a)	613,717

	Capital Markets — 0.7%
25,100	Bank of New York Mellon Corp.	686,234
26,000	Morgan Stanley	741,000

		1,427,234

	Chemicals — 1.6%
9,931	Air Products & Chemicals, Inc.	740,853
900	Dow Chemical Co. (The)	19,053
13,400	Eastman Chemical Co.	665,444
29,500	PPG Industries, Inc.	1,622,500

		3,047,850

	Commercial Banks — 4.3%
224,494	Bank of America Corp.	3,320,266
10,900	Comerica, Inc.(a)	259,856
69,200	KeyCorp	399,976
58,400	Regions Financial Corp.	258,128
30,068	U.S. Bancorp	613,688
138,564	Wells Fargo & Co.	3,389,276

		8,241,190

	Commercial Services & Supplies — 1.5%
100,095	Waste Management, Inc.	2,813,670

	Computers & Peripherals — 3.1%
73,137	Hewlett-Packard Co.	3,166,832
23,391	International Business Machines Corp.	2,758,501

		5,925,333

	Diversified Financial Services — 5.1%
37,069	Capital One Financial Corp.(a)	1,138,018
160,739	Citigroup, Inc.(a)	509,543
8,100	Franklin Resources, Inc.(a)	718,308
9,890	Goldman Sachs Group, Inc. (The)	1,615,037
147,175	JPMorgan Chase & Co.	5,688,314

		9,669,220

	Diversified Machinery — 0.3%
12,027	Deere & Co.	526,061

	Diversified Telecommunication Services — 4.6%
163,280	AT&T, Inc.	4,282,834
23,500	CenturyTel, Inc.	737,665
118,485	Verizon Communications, Inc.	3,799,814

		8,820,313

	Electric — 0.7%
40,459	Public Service Enterprise Group, Inc.	1,312,895

	Electric Utilities — 3.4%
18,750	American Electric Power Co., Inc.	580,500
78,800	Edison International	2,546,816
21,300	Exelon Corp.	1,083,318
18,224	FirstEnergy Corp.	750,829
14,100	FPL Group, Inc.	799,047
19,783	PG&E Corp.(a)	798,639

		6,559,149

	Electrical Equipment — 0.7%
36,391	Emerson Electric Co.(a)	1,323,905

	Electronic Components & Equipment — 0.2%
10,441	Thermo Fisher Scientific, Inc.*(a)	472,768

	Electronic Equipment & Instruments — 0.5%
46,925	Tyco Electronics Ltd. (Switzerland)	1,007,480

	Energy Equipment & Services — 2.0%
33,413	Diamond Offshore Drilling, Inc.	3,002,826
37,000	Halliburton Co.	817,330

		3,820,156

	Financial - Bank & Trust — 1.9%
99,515	PNC Financial Services Group, Inc.(a)	3,648,220

	Food & Drug Retailing — 1.2%
121,300	Safeway, Inc.	2,296,209

	Food & Staples Retailing — 0.4%
13,759	Wal-Mart Stores, Inc.	686,299

	Food Products — 1.2%
19,380	Kroger Co. (The)	414,345
45,753	Nestle SA, ADR (Switzerland)	1,879,533

		2,293,878

	Healthcare Equipment & Supplies — 0.8%
59,300	Boston Scientific Corp.*	636,882
25,100	Medtronic, Inc.	889,042

		1,525,924

	Healthcare Products — 0.4%
19,080	Covidien PLC (Ireland)	721,415

	Healthcare Providers & Services — 1.4%
18,757	Aetna, Inc.	505,876
46,900	Cardinal Health, Inc.	1,561,770
18,585	UnitedHealth Group, Inc.	521,495

		2,589,141

	Hotels, Restaurants & Leisure — 1.4%
17,915	Carnival Corp. (Panama)	501,441
39,234	McDonald’s Corp.	2,160,224

		2,661,665

	Household Durables — 0.5%
25,200	Fortune Brands, Inc.	997,164

	Household Products — 0.8%
25,000	Kimberly-Clark Corp.	1,461,250

	Industrial Conglomerates — 0.9%
13,700	3M Co.	966,124
23,925	Tyco International Ltd. (Switzerland)	723,013

		1,689,137

	Insurance — 7.1%
12,545	ACE Ltd. (Switzerland)	615,458
105,500	Allstate Corp. (The)	2,839,005
38,300	Genworth Financial, Inc. (Class A Stock)	264,270
26,451	Lincoln National Corp.	560,496
37,800	Marsh & McLennan Cos., Inc.	771,876
113,103	MetLife, Inc.(a)	3,839,847
89,500	Travelers Cos., Inc. (The)	3,854,765
17,500	Unum Group	328,475
38,200	XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	537,856

		13,612,048

	Internet Software & Services — 0.3%
27,600	eBay, Inc.*	586,500

	Machinery — 0.8%
17,900	Cummins, Inc.	769,879
22,300	PACCAR, Inc.(a)	772,695

		1,542,574

	Media — 1.4%
115,500	CBS Corp. (Class B Stock)(a)	945,945
26,544	Comcast Corp. (Class A Stock)	394,444
52,100	Time Warner, Inc.	1,388,986

		2,729,375

	Metals & Mining — 1.5%
30,300	Alcoa, Inc.(a)	356,328
13,186	Freeport-McMoRan Copper & Gold, Inc.	795,116
30,948	Nucor Corp.	1,376,257
13,118	Peabody Energy Corp.	434,337

		2,962,038

	Mining — 0.5%
16,776	BHP Billiton Ltd., ADR (Australia)(a)	1,056,217

	Multi-Utilities — 0.6%
25,000	Dominion Resources, Inc.	845,000
8,500	Wisconsin Energy Corp.	365,245

		1,210,245

	Multiline Retail — 0.4%
23,800	JCPenney Co., Inc.	717,570

	Office Electronics — 0.9%
221,500	Xerox Corp.	1,814,085

	Oil, Gas & Consumable Fuels — 15.0%
35,822	Anadarko Petroleum Corp.	1,726,620
36,113	Apache Corp.	3,031,686
66,857	Chevron Corp.	4,644,556
68,700	ConocoPhillips	3,002,877
27,399	Exxon Mobil Corp.	1,928,616
30,259	Hess Corp.	1,670,297
75,000	Marathon Oil Corp.	2,418,750
28,578	Occidental Petroleum Corp.	2,038,755

30,000	Royal Dutch Shell PLC, ADR (United Kingdom)	1,575,900
34,856	Total SA (France)(a)	1,939,736
10,451	Transocean Ltd. (Switzerland)*	832,840
100,800	Valero Energy Corp.	1,814,400
51,949	XTO Energy, Inc.	2,089,908

		28,714,941

	Pharmaceuticals — 7.6%
24,672	Abbott Laboratories	1,109,993
71,335	Bristol-Myers Squibb Co.	1,550,823
77,700	Eli Lilly & Co.	2,710,953
36,321	Johnson & Johnson	2,211,586
61,541	Merck & Co., Inc.(a)	1,846,845
285,292	Pfizer, Inc.	4,544,702
18,200	Schering-Plough Corp.	482,482

		14,457,384

	Real Estate Investment Trusts — 2.5%
135,200	Annaly Capital Management, Inc.(a)	2,278,120
13,100	AvalonBay Communities, Inc.(a)	762,420
13,035	Boston Properties, Inc.(a)	689,551
10,920	Equity Residential	262,080
15,000	Simon Property Group, Inc.	835,800

		4,827,971

	Retail & Merchandising — 3.1%
41,708	Best Buy Co., Inc.	1,558,628
85,310	CVS Caremark Corp.	2,856,178
17,890	Target Corp.	780,362
18,043	TJX Cos., Inc.	653,698

		5,848,866

	Road & Rail — 1.3%
32,400	Burlington Northern Santa Fe Corp.	2,546,316

	Semiconductors & Semiconductor Equipment — 0.1%
7,900	Texas Instruments, Inc.	189,995

	Software — 3.2%
8,900	BMC Software, Inc.*	302,867
65,458	CA, Inc.	1,383,782
171,092	Microsoft Corp.	4,024,084
21,237	Oracle Corp.	469,975

		6,180,708

	Specialty Retail — 2.0%
61,900	Gap, Inc. (The)(a)	1,010,208
56,411	Home Depot, Inc. (The)	1,463,301
27,200	Limited Brands, Inc.(a)	351,968
47,628	Staples, Inc.	1,001,141

		3,826,618

	Telecommunications — 0.7%
34,100	Cisco Systems, Inc.*	750,541
61,806	Ericsson (LM), Telefonaktiebolaget, ADR (Sweden)(a)	600,754

		1,351,295

	Textiles, Apparel & Luxury Goods — 0.8%
28,900	Jones Apparel Group, Inc.(a)	397,664
18,409	NIKE, Inc. (Class B Stock)	1,042,686

		1,440,350

	Tobacco — 1.1%
90,000	Altria Group, Inc.	1,577,700
10,300	Philip Morris International, Inc.	479,980

		2,057,680

	Utilities — 0.2%
16,889	NRG Energy, Inc.*	459,550

	Wireless Telecommunication Services — 0.4%
34,300	Vodafone Group PLC, ADR (United Kingdom)(a)	705,894

	TOTAL LONG-TERM INVESTMENTS (cost $187,398,298)	188,104,011

	SHORT-TERM INVESTMENT — 15.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
29,086,361	Dryden Core Investment Fund - Taxable Money Market Series (cost $29,086,361; includes $26,148,613 of cash collateral for securities on loan)(b)(w)	29,086,361

	TOTAL INVESTMENTS — 113.5% (cost $216,484,659)(p)	217,190,372

	Liabilities in excess of other assets — (13.5)%	(25,810,738)

	NET ASSETS — 100%	$191,379,634

The following abbreviation was used in Portfolio description:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,757,775; cash collateral of $26,148,613 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $233,212,556; accordingly, net unrealized depreciation on investments for federal income tax purposes was $16,022,184 (gross unrealized appreciation $3,887,258; gross unrealized depreciation $19,909,442). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$188,104,011	$—	$—
Affiliated Money Market Mutual Fund	29,086,361	—	—

	$217,190,372	$—	$—
Other Financial Instruments*	—	—	—

Total	$217,190,372	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 97.0%

	COMMON STOCKS — 96.8%
	Aerospace & Defense — 3.3%
61,260	General Dynamics Corp.	$3,393,192
7,200	Goodrich Corp.	369,792
30,270	Lockheed Martin Corp.	2,262,985
4,020	United Technologies Corp.	218,969

		6,244,938

	Agriculture/Heavy Equipment — 1.2%
27,325	Monsanto Co.	2,295,300

	Beverages — 0.8%
11,620	Coca-Cola Co. (The)	579,141
14,650	PepsiCo, Inc.	831,387

		1,410,528

	Biotechnology — 0.7%
5,480	Celgene Corp.*	312,141
13,406	Genzyme Corp.*	695,637
6,050	Life Technologies Corp.*	275,457

		1,283,235

	Broadcasting — 0.2%
14,360	Discovery Communications, Inc. (Class A Stock)*	351,820

	Business Services — 2.1%
20,116	MasterCard, Inc. (Class A Stock)(a)	3,903,108

	Chemicals — 5.6%
23,831	Air Products & Chemicals, Inc.	1,777,792
129,770	Dow Chemical Co. (The)(a)	2,747,231
11,930	Ecolab, Inc.(a)	495,214
18,370	Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,708,594
48,815	Praxair, Inc.	3,816,357

		10,545,188

	Clothing & Apparel — 0.3%
10,900	Avon Products, Inc.	352,942
6,630	Coach, Inc.	196,182

		549,124

	Commercial Banks — 1.2%
8,660	State Street Corp.	435,598
89,063	U.S. Bancorp	1,817,776

		2,253,374

	Commercial Services — 0.3%
10,340	Moody’s Corp.	245,471
15,180	Quanta Services, Inc.*	353,846

		599,317

	Communication Equipment — 0.6%
45,655	Juniper Networks, Inc.*(a)	1,192,965

	Computer Hardware — 7.8%
49,842	Apple, Inc.*	8,143,684
34,570	Hewlett-Packard Co.	1,496,881
40,163	International Business Machines Corp.	4,736,423
10,700	NetApp, Inc.*(a)	240,322

		14,617,310

	Computer Services & Software — 1.2%
11,758	Amazon.com, Inc.*	1,008,366
21,770	Cognizant Technology Solutions Corp. (Class A Stock)*	644,174
11,710	DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	368,982
13,680	Microsoft Corp.	321,754

		2,343,276

	Computers & Peripherals — 0.5%
49,940	EMC Corp.*	752,096
3,300	Research In Motion Ltd. (Canada)*	250,800

		1,002,896

	Consumer Products & Services — 0.2%
5,490	Fluor Corp.(a)	289,872

	Containers & Packaging — 0.4%
21,620	Owens-Illinois, Inc.*	733,783

	Diversified — 0.7%
17,570	3M Co.	1,239,036

	Diversified Financial Services — 1.7%
10,020	Affiliated Managers Group, Inc.*(a)	661,520
37,520	American Express Co.	1,062,942
1,730	CME Group, Inc.(a)	482,376
31,738	Morgan Stanley	904,533

		3,111,371

	Electric Utilities — 0.2%
26,280	AES Corp. (The)*	336,121

	Electronic Components — 1.1%
2,072	Samsung Electronics Co., Ltd., GDR (South Korea)	614,348
20,730	Thermo Fisher Scientific, Inc.*(a)	938,654
27,110	Tyco Electronics Ltd. (Switzerland)	582,052

		2,135,054

	Entertainment & Leisure — 0.1%
8,970	International Game Technology(a)	177,158

	Financial - Bank & Trust — 4.2%
265,553	Bank of America Corp.	3,927,529
28,880	Charles Schwab Corp. (The)	516,085
140,906	Wells Fargo & Co.(a)	3,446,561

		7,890,175

	Financial Services — 9.3%
37,531	Goldman Sachs Group, Inc. (The)	6,128,812
154,309	JPMorgan Chase & Co.	5,964,043
9,570	Northern Trust Corp.	572,382
65,115	Visa, Inc. (Class A Stock)(a)	4,262,428
28,700	Western Union Co. (The)	501,676

		17,429,341

	Food Products — 0.2%
6,110	General Mills, Inc.	359,940

	Healthcare Services — 0.3%
11,700	Henry Schein, Inc.*(a)	601,146

	Hotels & Motels — 1.3%
48,940	Wynn Resorts Ltd.*	2,504,260

	Hotels, Restaurants & Leisure — 3.9%
4,970	Carnival Corp. (Panama)	139,110
129,479	McDonald’s Corp.	7,129,114

		7,268,224

	Insurance — 0.1%
5,200	ACE Ltd. (Switzerland)	255,112

	Internet Software & Services — 4.5%
15,233	Google, Inc. (Class A Stock)*	6,748,981
51,770	Oracle Corp.	1,145,670
3,430	Priceline.com, Inc.*(a)	444,596
7,350	VeriSign, Inc.*(a)	150,234

		8,489,481

	Iron / Steel — 0.2%
10,500	Cliffs Natural Resources, Inc.	287,595
3,100	Nucor Corp.	137,857

		425,452

	Media — 0.9%
40,447	DIRECTV Group, Inc. (The)*(a)	1,047,577
26,700	Walt Disney Co. (The)(a)	670,704

		1,718,281

	Medical Supplies & Equipment — 1.5%
13,970	Baxter International, Inc.	787,489
11,600	Johnson & Johnson	706,324
15,590	Medtronic, Inc.	552,198
22,160	St. Jude Medical, Inc.*	835,653

		2,881,664

	Metals & Mining — 1.7%
2,290	BHP Billiton Ltd., ADR (Australia)(a)	144,179
47,900	BHP Billiton PLC, ADR (United Kingdom)(a)	2,533,910
5,990	Freeport-McMoRan Copper & Gold, Inc.	361,197
2,700	Precision Castparts Corp.	215,487

		3,254,773

	Miscellaneous Manufacturers — 0.6%
14,440	Danaher Corp.	884,306
5,100	Illinois Tool Works, Inc.	206,805

		1,091,111

	Oil, Gas & Consumable Fuels — 7.0%
15,100	Anadarko Petroleum Corp.	727,820
5,386	EOG Resources, Inc.	398,726
12,900	Halliburton Co.	284,961
2,350	Noble Energy, Inc.	143,632
99,456	Petroleo Brasileiro SA, ADR (Brazil)	4,101,565
10,160	Southwestern Energy Co.*	420,929
73,644	Transocean Ltd. (Switzerland)*	5,868,690
13,260	Weatherford International Ltd.*	248,758
22,867	XTO Energy, Inc.	919,939

		13,115,020

	Pharmaceuticals — 5.8%
51,796	Abbott Laboratories	2,330,302
14,710	Allergan, Inc.	785,955
18,910	Express Scripts, Inc.*(a)	1,324,457
84,125	Gilead Sciences, Inc.*	4,116,236
7,980	Mead Johnson Nutrition Co. (Class A Stock)(a)	290,552
17,740	Medco Health Solutions, Inc.*	937,736
9,200	Schering-Plough Corp.	243,892
16,500	Teva Pharmaceutical Industries Ltd., ADR (Israel)	880,110

		10,909,240

	Restaurants — 2.1%
110,981	Yum! Brands, Inc.	3,935,386

	Retail & Merchandising — 7.4%
5,600	Bed Bath & Beyond, Inc.*	194,600
6,010	Colgate-Palmolive Co.	435,364
48,735	Costco Wholesale Corp.	2,412,382
125,109	CVS Caremark Corp.	4,188,649
127,637	Lowe’s Cos., Inc.	2,866,727
15,840	Nordstrom, Inc.(a)	418,810
14,610	Target Corp.	637,288
22,120	TJX Cos., Inc.	801,408
38,653	Wal-Mart Stores, Inc.	1,928,012

		13,883,240

	Retail - Auto Parts — 0.2%
8,690	Advance Auto Parts, Inc.	401,739

	School — 0.1%
4,050	Apollo Group, Inc. (Class A Stock)*	279,612

	Semiconductors — 2.9%
5,100	Analog Devices, Inc.	139,587
162,368	Intel Corp.	3,125,584
29,960	Marvell Technology Group Ltd. (Bermuda)*(a)	399,666
5,900	MEMC Electronic Materials, Inc.*	103,958
12,410	Silicon Laboratories, Inc.*(a)	531,520
102,310	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)(a)	1,071,186

		5,371,501

	Semiconductors & Semiconductor Equipment — 0.1%
4,750	Broadcom Corp. (Class A Stock)*(a)	134,093

	Software — 1.4%
28,090	Adobe Systems, Inc.*	910,678
6,420	Dun & Bradstreet Corp. (The)	462,176
22,910	Electronic Arts, Inc.*	491,877
27,100	Intuit, Inc.*(a)	804,870

		2,669,601

	Specialty Retail — 0.3%
25,210	Staples, Inc.(a)	529,914

	Telecommunications — 3.8%
4,470	America Movil SAB de CV (Class L Stock), ADR (Mexico)(a)	192,255
13,460	American Tower Corp. (Class A Stock)*	458,851
79,310	Cisco Systems, Inc.*	1,745,613
8,280	Corning, Inc.(a)	140,760
18,660	Nuance Communications, Inc.*(a)	246,312
93,803	QUALCOMM, Inc.	4,334,637

		7,118,428

	Textiles, Apparel & Luxury Goods — 2.0%
66,012	NIKE, Inc. (Class B Stock)	3,738,920

	Tobacco — 0.6%
23,280	Philip Morris International, Inc.	1,084,848

	Transportation — 3.9%
5,440	Expeditors International of Washington, Inc.	184,579
7,670	FedEx Corp.(a)	520,333
28,651	Norfolk Southern Corp.	1,239,156
94,258	Union Pacific Corp.(a)	5,421,720

		7,365,788

	Utilities — 0.3%
360	First Solar, Inc.*(a)	55,580
21,900	NRG Energy, Inc.*	595,899

		651,479

	TOTAL COMMON STOCKS (cost $155,937,659)	181,972,543

	PREFERRED STOCK — 0.2%
	Financial - Bank & Trust
19,825	Wells Fargo & Co., Series J, 8.00% (cost $380,428)	474,809

	TOTAL LONG-TERM INVESTMENTS (cost $156,318,087)	182,447,352

	SHORT-TERM INVESTMENT — 18.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
34,250,769	Dryden Core Investment Fund - Taxable Money Market Series (cost $34,250,769; includes $30,727,537 of cash collateral for securities on loan)(b)(w)	34,250,769

	TOTAL INVESTMENTS — 115.2% (cost $190,568,856)(p)	216,698,121
	Liabilities in excess of other assets — (15.2)%	(28,622,686)

	NET ASSETS — 100%	$188,075,435

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $29,665,189; cash collateral of $30,727,537 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $204,145,825; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,552,296 (gross unrealized appreciation - $15,625,922; gross unrealized depreciation - $3,073,626). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$181,972,543	$—	$—
Preferred Stock	474,809	—	—
Affiliated Money Market Mutual Fund	34,250,769	—	—

	$216,698,121	$—	$—
Other Financial Instruments*	—	—	—

Total	$216,698,121	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 98.1%

	COMMON STOCKS — 98.1%
	Australia — 3.6%
84,400	Amcor Ltd.	$349,411
55,100	Aristocrat Leisure Ltd.	198,157
32,000	Australia & New Zealand Banking Group Ltd.	495,923
59,700	AWB Ltd.	65,908
64,358	BHP Billiton Ltd.	2,037,310
123,600	BlueScope Steel Ltd.	348,367
129,600	Centennial Coal Co. Ltd.	324,089
107,200	Downer Edi Ltd.	581,873
1,000	Macquarie Group Ltd.	36,816
1,800	Metcash Ltd.	6,443
40,600	National Australia Bank Ltd.	826,146
97,389	OZ Minerals Ltd.	91,226
154,900	Pacific Brands Ltd.	154,165
278,900	Qantas Airways Ltd.	541,159

		6,056,993

	Belgium — 0.1%
28,600	AGFA-Gevaert NV*	88,457
600	Delhaize Group	42,904
10,300	Dexia SA*	80,904

		212,265

	Bermuda — 0.6%
322,000	Noble Group Ltd.	467,623
107,780	Orient Overseas International Ltd.	603,564

		1,071,187

	Brazil — 3.1%
191,200	BM&F Bovespa SA	1,233,846
104,200	Companhia Brasileira De Meios De Pagamento	994,668
46,100	Empresa Brasileira de Aeronautica SA, ADR	898,489
14,200	Natura Cosmeticos SA	202,297
47,400	Petroleo Brasileiro SA, ADR	1,954,776

		5,284,076

	Canada — 4.1%
39,400	Canadian National Railway Co.	1,916,144
29,600	Canadian Natural Resources Ltd.	1,779,434
14,100	Potash Corp. of Saskatchewan, Inc.	1,311,441
67,900	Rogers Communications, Inc. (Class B Stock)	1,886,514

		6,893,533

	Cayman Islands — 0.9%
3,000	Baidu, Inc., ADR*	1,044,420
613,600	Chaoda Modern Agriculture Holdings Ltd.	414,870

		1,459,290

	China — 3.1%
216,900	China Life Insurance Co. Ltd. (Class H Stock)	961,350
779,689	China Merchants Bank Co. Ltd. (Class H Stock)	1,833,012
3,471,400	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,499,392

		5,293,754

	Denmark — 3.1%
15,700	Danske Bank A/S*	326,789
25,400	H. Lundbeck A/S	492,229
47,316	Novo Nordisk A/S (Class B Stock)	2,784,786
24,470	Vestas Wind Systems A/S*	1,723,536

		5,327,340

	Finland — 2.0%
45,742	Fortum Oyj	1,059,431
117,800	Nokia Oyj	1,568,182
16,700	Rautaruukki Oyj	361,320
25,900	Tieto Oyj	443,720

		3,432,653

	France — 8.9%
16,083	Air Liquide SA	1,679,338
320	Arkema SA	9,177
100,200	AXA SA	2,117,937
36,653	BNP Paribas	2,672,141
2,100	Ciments Francais SA	205,118
9,300	Compagnie Generale des Establissements Michelin (Class B Stock)	671,510
32,000	Credit Agricole SA	456,778
33,000	France Telecom SA	823,577
29,017	LVMH Moet Hennessy Louis Vuitton SA	2,617,531
11,300	Rallye SA	331,780
32,800	Safran SA	507,233
21,400	Sanofi-Aventis SA	1,401,839
4,700	Societe Generale	301,785
5,500	Thales SA	232,508
44,500	THOMSON*	59,113
12,800	Total SA	709,864
10,000	Vivendi	256,909

		15,054,138

	Germany — 8.4%
5,400	Aurubis AG	188,104
19,300	BASF SE	967,187
6,700	Daimler AG	310,071
36,900	Deutsche Bank AG	2,387,211
20,372	Deutsche Boerse AG	1,614,406
15,100	Deutsche Lufthansa AG	204,028
51,713	E.ON AG	1,957,636
28,500	Fresenius Medical Care AG & Co. KGaA	1,308,804
8,000	Hannover Rueckversicherung AG*	325,537
7,400	Heidelberger Druckmaschinen AG*	54,634
13,400	MTU Aero Engines Holding AG	487,023
5,500	Muenchener Rueckversicherungs AG	831,651
4,000	RWE AG	338,365
53,429	SAP AG	2,513,016
25,700	ThyssenKrupp AG	791,209

		14,278,882

	Greece — 1.7%
78,012	National Bank of Greece SA*	2,277,171
21,850	OPAP SA	524,754

		2,801,925

	Guernsey — 0.7%
51,400	Amdocs Ltd.*	1,229,488

	Hong Kong — 2.2%
71,478	China Mobile Ltd.	750,745
146,500	CITIC Pacific Ltd.	417,759
134,504	Hong Kong Exchanges and Clearing Ltd.	2,537,336

		3,705,840

	Ireland — 0.4%
37,500	Allied Irish Banks PLC*	94,069
13,200	Covidien PLC	499,092
31,300	Irish Life & Permanent PLC	153,554

		746,715

	Israel — 2.2%
68,900	Teva Pharmaceutical Industries Ltd., ADR	3,675,126

	Italy — 1.2%
54,700	ENI SpA	1,273,145
12,200	Finmeccanica SpA	185,014
10,000	Fondiaria Sai SpA	167,472
243,800	Telecom Italia SpA	381,540

		2,007,171

	Japan — 13.7%
4,800	Aeon Credit Service Co. Ltd.	54,683
4,650	Aiful Corp.	15,185
30,300	Alpine Electronics, Inc.	305,161
36,600	Alps Electric Co. Ltd.*	204,225
17,600	Aoyama Trading Co. Ltd.	297,596
83,000	Asahi Kasei Corp.	428,925
16,600	Astellas Pharma, Inc.	633,300
18,200	Circle K Sunkus Co. Ltd.	287,546
32,000	Cosmo Oil Co. Ltd.	95,704
143,000	Denki Kagaku Kogyo Kabushiki Kaisha	465,458
18,075	Fanuc Ltd.	1,484,204
91,000	Fuji Heavy Industries Ltd.	367,366
24,200	Hitachi Capital Corp.	330,680
18,900	Hitachi Information Systems Ltd.	573,242
8,500	Honda Motor Co. Ltd.	273,976
120	KDDI Corp.	636,618
127,842	Komatsu Ltd.	2,092,758
93,800	Kurabo Industries Ltd.	194,291
13,300	Kyoei Steel Ltd.	331,709
18,000	Kyowa Exeo Corp.	176,148
145,800	Marubeni Corp.	673,338
45,500	Mitsubishi Corp.	908,798
348,100	Mitsubishi UFJ Financial Group, Inc.	2,082,162
17,000	Mitsui & Co. Ltd.	213,252
99,200	Mizuho Financial Group, Inc.	225,395
18,900	Nifco, Inc.	345,543
3,789	Nintendo Co. Ltd.	1,024,682
78,000	Nippon Express Co. Ltd.	358,573
34,000	Nippon Shokubai Co. Ltd.	278,827
18,000	Nippon Telegraph & Telephone Corp.	743,778
58,100	Nissan Motor Co. Ltd.	423,048
300	NTT DoCoMo, Inc.	434,980
18,400	Omron Corp.	298,289
26,000	Ricoh Co. Ltd.	341,263
5,000	Sankyu, Inc.	18,970
133,000	Sanwa Holdings Corp.	482,103
30,000	Seino Holdings Corp.	234,927
28,800	Sumitomo Corp.	285,185
26,900	Sumitomo Electric Industries Ltd.	335,166
73,000	Sumitomo Heavy Industries Ltd.	352,560
9,200	Sumitomo Mitsui Financial Group, Inc.	393,765
11,200	Suzuken Co. Ltd.	337,923
18,100	Takeda Pharmaceutical Co. Ltd.	732,608
55,500	Toyota Motor Corp.	2,340,238
21,000	UNY Co. Ltd.	171,329

		23,285,477

	Liechtenstein — 0.3%
3,300	Verwaltungs und Privat Bank AG	426,145

	Mexico — 1.9%
32,200	America Movil SAB de CV (Class L Stock), ADR	1,384,922
538,700	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,836,042

		3,220,964

	Netherlands — 1.8%
36,600	Aegon NV	269,071
10,580	CSM NV	186,459
59,700	ING Groep NV, ADR	765,640
13,100	Koninklijke DSM NV	468,277
19,300	Oce NV*	95,151
25,307	Schlumberger Ltd.	1,353,925

		3,138,523

	New Zealand — 0.2%
515,100	Air New Zealand Ltd.	375,181

	Norway — 0.6%
57,200	DnB NOR ASA*	497,768
33,400	Norsk Hydro ASA*	196,168
17,900	StatoilHydro ASA	382,563

		1,076,499

	Singapore — 0.6%
389,160	MobileOne Ltd.	454,288
67,580	Singapore Airlines Ltd.	633,937

		1,088,225

	Spain — 3.5%
53,400	Banco Bilbao Vizcaya Argentaria SA	876,795
103,200	Banco Santander SA	1,494,437
33,700	Repsol YPF SA	782,447
115,100	Telefonica SA	2,863,515

		6,017,194

	Sweden — 2.4%
28,500	Electrolux AB (Class B Stock)*	533,190
42,387	Hennes & Mauritz AB (Class B Stock)	2,519,959
64,100	Nordea Bank AB	621,813
18,700	Svenska Handelsbanken AB	457,393

		4,132,355

	Switzerland — 8.4%
6,500	Baloise Holding AG	518,224
47,800	Clariant AG*	357,835
9,700	Credit Suisse Group AG	458,382
1,300	Georg Fischer AG*	273,588
41,222	Julius Baer Holding AG	1,963,412
65,474	Logitech International SA*	1,102,823
52,700	Nestle SA	2,168,854
58,205	Novartis AG	2,665,562
1,500	Rieter Holding AG*	280,447
12,600	Roche Holding AG	1,986,712
15,000	Swiss Re	575,492
2,500	Swisscom AG	820,545
5,900	Zurich Financial Services AG	1,159,407

		14,331,283

	Turkey — 0.7%
192,000	Turkcell Iletisim Hizmet AS	1,220,436

	United Kingdom — 17.5%
473,900	ARM Holdings PLC	999,430
31,100	AstraZeneca PLC	1,456,189
71,300	Aviva PLC	417,755
199,100	Barclays PLC	1,005,411
230,589	Beazley PLC	393,855
254,000	BP PLC	2,109,595
137,900	Bradford & Bingley PLC*	—
56,913	British American Tobacco PLC	1,766,410
170,056	British Sky Broadcasting Group PLC	1,551,025
453,600	BT Group PLC	959,649

67,977	Carnival PLC	1,980,354
86,200	Centrica PLC	317,145
48,200	Dairy Crest Group PLC	265,098
52,400	Drax Group PLC	350,346
185,400	GKN PLC*	318,219
30,700	GlaxoSmithKline PLC	589,241
52,600	IMI PLC	298,744
424,500	Kingfisher PLC	1,508,626
286,800	Legal & General Group PLC	308,771
90,420	Marston’s PLC	140,092
2,000	Meggitt PLC	6,036
184,500	Northern Foods PLC	189,542
366,300	Old Mutual PLC*	586,310
23,743	Pearson PLC	275,053
40,614	Reckitt Benckiser Group PLC	1,951,187
181,700	Royal & Sun Alliance Insurance Group PLC	384,258
73,212	Royal Dutch Shell PLC (Class B Stock)	1,900,498
4,300	RSA Insurance Group PLC (Class A Stock)	113,014
63,628	SABMiller PLC	1,474,209
200	SCOR SE	4,802
124,911	Smith & Nephew PLC	992,169
15,100	Spectris PLC	140,497
130,150	Standard Chartered PLC	3,089,388
40,100	Tate & Lyle PLC	246,338
100,600	Tomkins PLC	297,444
54,900	TT Electronics PLC	37,600
355,200	Vodafone Group PLC	728,034
34,094	Vodafone Group PLC, ADR	701,654

		29,853,988

	United States — 0.2%
2,600	Synthes, Inc.	292,200

	TOTAL COMMON STOCKS (cost $178,253,420)	166,988,846

UNITS	RIGHTS *
	Belgium
20,900	Fortis, expiring 03/09/14 (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $178,253,420)	166,988,846

SHARES	SHORT-TERM INVESTMENT — 1.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,760,558	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,760,558)(w)	1,760,558

	TOTAL INVESTMENTS(o) — 99.2% (cost $180,013,978)(p)	168,749,404
	Other assets in excess of liabilities(x)—0.8%	1,428,588

	NET ASSETS — 100%	$170,177,992

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

EUR	Euro

MXN	Mexican Peso

*	Non-income producing security.
(o)	As of July 31, 2009, two securities representing $0 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $180,087,167; accordingly, net unrealized depreciation on investments for federal income tax purposes was $11,337,763 (gross unrealized appreciation - $21,555,907; gross unrealized depreciation - $32,893,670). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized depreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Mexican Peso,
Expiring 11/30/09	CR&T	MXN	5,865	$437,817	$436,475	$(1,342)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 08/03/09	UBS Securities	EUR	50	$70,340	$71,290	$(950)
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	39,762	2,945,224	2,959,097	(13,873)

				$3,015,564	$3,030,387	$(14,823)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$6,056,993	$—	$—
Belgium	212,265	—	—
Bermuda	1,071,187	—	—
Brazil	5,284,076	—	—
Canada	6,893,533	—	—
Cayman Islands	1,459,290	—	—
China	5,293,754	—	—
Denmark	5,327,340	—	—
Finland	3,432,653	—	—
France	15,054,138	—	—
Germany	14,278,882	—	—
Greece	2,801,925	—	—
Guernsey	1,229,488	—	—
Hong Kong	3,705,840	—	—
Ireland	746,715	—	—
Israel	3,675,126	—	—
Italy	2,007,171	—	—
Japan	23,285,477	—	—
Liechtenstein	426,145	—	—
Mexico	3,220,964	—	—
Netherlands	3,138,523	—	—
New Zealand	375,181	—	—
Norway	1,076,499	—	—
Singapore	1,088,225	—	—
Spain	6,017,194	—	—
Sweden	4,132,355	—	—
Switzerland	14,331,283	—	—
Turkey	1,220,436	—	—
United Kingdom	29,853,988	—	—
United States	292,200	—	—
Affiliated Money Market Mutual Fund	1,760,558	—	—

	$168,749,404	$—	$—
Other Financial Instruments*	—	(16,165)	—

Total	$168,749,404	$(16,165)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments and at July 31, 2009, the Portfolio had two Level 3 securities with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2009 were as follows:

Commercial Banks	16.5%
Pharmaceuticals	9.9
Telecommunications	9.1
Oil & Gas	7.4
Insurance	5.5
Retail	4.2
Financial Services	4.0
Chemicals	3.7
Machinery & Equipment	2.5
Media	2.4
Entertainment & Leisure	2.2
Automobile Manufacturers	2.2
Holding Companies - Diversified	2.0
Electric	1.9
Foods	1.8
Transportation	1.7
Home Furnishings	1.6
Software	1.5
Electronic Components	1.4
Healthcare Products & Services	1.4
Iron/Steel	1.4
Aerospace & Defense	1.3
Computer Hardware	1.2
Distribution/Wholesale	1.2
Diversified	1.2
Affiliated Money Market Mutual Fund	1.1
Tobacco	1.0
Airlines	1.0
Beverages	1.0
Auto Parts & Related	0.7
Internet	0.6
Semiconductors	0.6
Engineering/Construction	0.5
Miscellaneous Manufacturing	0.5
Healthcare Products	0.4
Construction Materials	0.4
Auto Parts and Equipment	0.4
Agriculture	0.3
Office Equipment	0.3
Containers & Packaging	0.2
Energy - Coal	0.2
Gas Utilities	0.2
Mining	0.2
Household/Personal Care	0.1
Textiles	0.1
Metals	0.1
Household Products/Wares	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 133.6%

		FOREIGN BONDS — 91.5%
		Australia — 2.8%
		Commonwealth Bank of Australia,
		Gov’t. Liquid Gtd. Notes, 144A
	$100	1.03%(c), 12/10/12	$100,017
		National Australia Bank Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A
	100	3.375%, 07/08/14	100,294
		New South Wales Treasury Corp.,
		Local Gov’t. Gtd. Notes
AUD	600	5.50%, 03/01/17	480,693

			681,004

		Canada — 1.9%
		Province of Ontario,
		Bonds
CAD	200	5.85%, 03/08/33	210,579
		Debs.
CAD	100	6.20%, 06/02/31	109,094
		Toronto-Dominion Bank,
		Sr. Unsec’d. Notes, MTN
EUR	100	5.375%, 05/14/15	153,873

			473,546

		Cayman Islands — 0.4%
		SMFG Preferred Capital Ltd.,
		Sub. Notes, 144A
	100	6.078%(c), 12/25/49	87,503

		Denmark — 1.7%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	229,634
		Realkredit Danmark A/S
DKK	954	4.10%(c), 10/01/38	175,128

			404,762

		France — 8.8%
		BNP Paribas Home Loan Covered Bonds SA,
		MTN
EUR	100	3.00%, 07/23/13	142,775
		France Government Bonds
EUR	200	3.75%, 10/25/19	290,009
EUR	650	5.75%, 10/25/32	1,144,932
		Societe Financement de l’Economie Francaise,
		Gov’t. Liquid Gtd. Notes, 144A
	200	2.25%, 06/11/12	200,170
	100	3.375%, 05/05/14	100,723
		Societe Generale Societe de Credit Fonciere,
		MTN
EUR	100	4.00%, 07/07/16	145,011
		Vivendi,
		Notes, 144A
	100	5.75%, 04/04/13	100,452

			2,124,072

		Germany — 12.1%
		Bundesrepublik Deutschland,
		Bonds
EUR	1,170	4.25%, 01/04/14	1,799,316
EUR	300	5.50%, 01/04/31	510,831
EUR	230	5.625%, 01/04/28	393,991

		Immeo Residential Finance PLC,
		Series 2, Class A
EUR	95	1.437%(c), 12/15/16	83,237
		Kreditanstalt Fuer Wiederaufbau,
		Foreign Gov’t. Gtd. Notes
EUR	100	3.875%, 01/21/19	144,053

			2,931,428

		Ireland — 1.1%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	116	1.249%(c), 01/17/36	129,704
		German Postal Pensions Securitisation PLC,
		Foreign Gov’t. Gtd. Notes
EUR	100	3.375%, 01/18/16	138,933

			268,637

		Italy — 0.8%
		Argo Mortgages,
		Series 1, Class A
EUR	63	1.421%(c), 10/28/36	87,961
		Locat Securitisation Vehicle,
		Series 2006-4, Class A2
EUR	90	1.443%(c), 12/12/28	114,568

			202,529

		Japan — 9.6%
		Japan Finance Org. for Municipal Enterprises,
		Foreign Gov’t. Gtd. Notes
JPY	1,000	1.55%, 02/21/12	10,826
		Japanese Government Bonds,
		Series 19
JPY	10,000	2.30%, 06/20/35	105,254
		Series 20
JPY	20,000	2.50%, 09/20/35	219,070
		Series 63
JPY	60,000	1.20%, 03/20/12	647,869
		Series 289
JPY	10,000	1.50%, 12/20/17	108,335
		Japanese Government CPI Linked Bond, TIPS
		Series 6
JPY	20,000	0.80%, 12/10/15	193,329
		Series 10
JPY	20,000	1.10%, 12/10/16	193,401
		Series 11
JPY	40,000	1.20%, 03/10/17	388,973
		Series 14
JPY	20,000	1.20%, 12/10/17	192,055
		Series 16
JPY	20,000	1.40%, 06/10/18	192,376
		JLOC Ltd.,
		Series 36A, Class A1, 144A
JPY	7,017	0.796%(c), 02/16/16	71,097

			2,322,585

		Netherlands — 43.0%
		Arena BV,
		Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55	707,519
		Dutch MBS BV,
		Series X, Class A
EUR	320	1.379%(c), 10/02/79	451,138
		ING Bank NV,
		Gov’t. Liquid Gtd. Notes, 144A
	200	3.90%, 03/19/14	204,238
		Netherlands Government Bonds
EUR	500	3.75%, 07/15/14	749,098
EUR	1,400	5.00%, 07/15/11	2,134,411
EUR	4,000	5.50%, 07/15/10	5,956,757
		Rabobank Nederland NV,
		Jr. Sub. Notes, 144A
	175	11.00%(c), 12/29/49	203,875

			10,407,036

		New Zealand — 0.8%
		Westpac Securities NZ Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A
	200	2.50%, 05/25/12	199,942

		South Korea — 0.6%
		Export-Import Bank of Korea,
		Sr. Unsec’d. Notes, MTN
EUR	100	5.75%, 05/22/13	144,337

		Spain — 0.9%
		Banco Espanol de Credito SA,
EUR	100	4.25%, 09/16/14	146,589
		Santander Perpetual SA Unipersonal,
		Bank Gtd. Notes, 144A
	100	6.671%(c), 10/29/49	83,512

			230,101

		Switzerland — 0.8%
		UBS AG,
		Sr. Unsec’d. Notes, MTN
	200	5.75%, 04/25/18	188,754

		United Kingdom — 6.2%
		Barclays Bank PLC,
		Sub. Notes, 144A
	200	6.05%, 12/04/17	186,734
	80	10.179%, 06/12/21	93,614
		Chester Asset Receivables Dealings No 11,
		Series A
EUR	200	6.125%, 12/15/12	281,300
		HBOS Euro Finance LP,
		Bank Gtd. Notes
EUR	100	7.627%(c), 12/29/49	69,839
		Lloyds Banking Group PLC,
		Jr. Sub. Notes, 144A
	100	5.92%(c), 09/29/49	38,000
		National Grid PLC,
		Sr. Unsec’d. Notes, MTN (original cost $89,690; purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	92,452
		United Kingdom Gilt,
		Bonds
GBP	300	2.25%, 03/07/14	482,855
GBP	100	4.50%, 12/07/42	166,649
GBP	50	4.75%, 12/07/38	86,701

			1,498,144

		TOTAL FOREIGN BONDS (cost $21,210,270)	22,164,380

		UNITED STATES BONDS — 42.1%
		Asset Backed Securities — 9.8%
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	2	0.575%(c), 03/25/33	2,005
		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	908,428
		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A2B
	156	1.188%(c), 01/15/11	156,141

		Master Asset Backed Securities Trust,
		Series 2006-WMC1, Class A2
	24	0.395%(c), 02/25/36	23,209
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	735,784
		SLM Student Loan Trust,
		Series 2003-7, Class A5B
EUR	250	3.80%, 12/15/33	352,047
		Series 2008-7, Class A2
	200	1.004%(c), 10/25/17	195,006

			2,372,620

		Commercial Mortgage-Backed Securities — 0.6%
		Credit Suisse Mortgage Capital Certificates,
		Series 2006-C5, Class A3
	100	5.311%, 12/15/39	70,609
		Merrill Lynch Floating Trust,
		Series 2008-LAQA, Class A1, 144A
	100	0.858%(c), 07/09/21	75,000

			145,609

		Corporate Bonds — 10.8%
		American International Group, Inc.,
		Jr. Sub. Debs.
	100	8.175%(c), 05/15/68	24,750
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	25,655
GBP	100	8.625%(c), 05/22/68(g)	39,256
		Sr. Unsec’d. Notes, MTN
EUR	100	1.077%(c), 04/26/11	91,601
	100	5.85%, 01/16/18	52,624
		Bank of America Corp.,
		Sub. Notes, MTN
EUR	100	4.75%(c), 05/23/17	121,432
		COX Communications, Inc.,
		Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	105,834
		Dynegy Roseton / Danskammer Pass-Through Trust, Series A,
		Pass-Through Certificates
	48	7.27%, 11/08/10	47,394
		El Paso Performance-Linked Trust,
		Sr. Unsec’d. Notes, 144A
	100	7.75%, 07/15/11	98,623
		Exelon Corp.,
		Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	99,949
		GMAC LLC,
		Sr. Unsec’d. Notes
EUR	100	4.75%, 09/14/09	140,391
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes (original cost $90,598; purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	92,638
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	43,250
		Johnson Controls, Inc.,
		Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	101,597
		JPMorgan Chase Bank NA,
		Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	258,958
		JPMorgan Chase Capital XX,
		Gtd. Notes
	100	6.55%, 09/15/66	85,299
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN(i)
	200	5.625%, 01/24/13	35,000

		Merrill Lynch & Co., Inc.,
		Notes, MTN
	200	6.875%, 04/25/18	201,600
		RBS Capital Trust,
		Bank Gtd. Notes
EUR	50	6.467%(c), 12/29/49	38,483
		Sabre Holdings Corp.,
		Sr. Unsec’d. Notes
	100	7.35%, 08/01/11	89,500
		SLM Corp.,
		Sr. Unsec’d. Notes, MTN
EUR	200	1.531%(c), 11/15/11	205,242
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12	101,250
		State Street Capital Trust IV,
		Gtd. Notes
	100	1.629%(c), 06/01/77	56,289
		Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes, 144A
	100	3.316%(c), 05/20/11	102,780
		Viacom, Inc.,
		Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	104,476
		Wells Fargo Bank NA,
		Sub. Notes
	250	4.75%, 02/09/15	240,942

			2,604,813

		Municipal Bond — 0.2%
		Washington
		State of Washington,
		General Obligation Unlimited
	100	6.582%(n), 12/01/25	45,324

		Residential Mortgage-Backed Securities — 6.6%
		American Home Mortgage Investment Trust,
		Series 2005-2, Class 4A1
	91	5.66%(c), 09/25/45	56,315
		Banc of America Mortgage Securities, Inc.,
		Series 2006-A, Class 2A1
	58	5.42%(c), 02/25/36	41,131
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2003-5, Class 1A2
	7	3.739%(c), 08/25/33	6,539
		Series 2004-10, Class 13A1
	53	4.993%(c), 01/25/35	41,880
		Series 2005-2, Class A1
	79	2.94%(c), 03/25/35	68,000
		Series 2005-2, Class A2
	27	2.235%(c), 03/25/35	23,604
		Series 2005-5, Class A1
	61	2.54%(c), 08/25/35	53,397
		Series 2005-5, Class A2
	51	4.55%(c), 08/25/35	44,864
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	47	5.49%(c), 09/25/35	31,756
		Series 2005-9, Class 24A1
	49	5.507%(c), 11/25/35	28,157
		Series 2006-5, Class 2A2
	63	6.25%(c), 08/25/36	29,410
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2004-HYB2, Class 2A
	25	4.674%(c), 03/25/34	23,058
		Series 2005-6, Class A1
	33	4.05%(c), 08/25/35	29,257

	Series 2006-AR1, Class 1A1
258	4.90%(c), 10/25/35	202,284
	Countrywide Alternative Loan Trust,
	Series 2005-59, Class 1A1
104	0.616%(c), 11/20/35	53,636
	Series 2005-62, Class 2A1
122	2.21%(c), 12/25/35	60,385
	Series 2005-76, Class 2A1
82	2.21%(c), 02/25/36	39,968
	CS First Boston Mortgage Securities Corp.,
	Series 2003-AR20, Class 2A1
10	3.887%(c), 08/25/33	9,065
	Fannie Mae Whole Loan,
	Series 2004-W12, Class 1A1
37	6.00%, 07/25/44	38,285
	Federal Home Loan Mortgage Corp.,
	Series 2395, Class FT
2	0.738%(c), 12/15/31	2,309
	Series 2682, Class JB
115	4.50%, 09/15/19	117,317
	Series R006, Class ZA
121	6.00%, 04/15/36	127,985
	Federal National Mortgage Assoc.,
	Series 2006-5, Class 3A2
142	4.24%(c), 05/25/35	139,378
	Harborview Mortgage Loan Trust,
	Series 2003-1, Class A
9	4.303%(c), 05/19/33	7,973
	Indymac Index Mortgage Loan Trust,
	Series 2005-AR12, Class 2A1A
34	0.525%(c), 07/25/35	16,848
	Merrill Lynch Mortgage Investors, Inc.,
	Series 2003-A2, Class 1A1
4	4.441%(c), 02/25/33	3,744
	MLCC Mortgage Investors, Inc.,
	Series 2005-2, Class 1A
57	4.25%(c), 10/25/35	47,963
	Residential Accredit Loans, Inc.,
	Series 2006-QO6, Class A1
138	0.465%(c), 06/25/46	61,752
	Structured Asset Mortgage Investments, Inc.,
	Series 2007-AR4, Class A3
100	0.505%(c), 09/25/47	27,570
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR11, Class 1A1
189	4.616%(c), 06/25/35	172,684

		1,606,514

	U.S. Government Agency Obligations — 1.1%
	Small Business Administration Participation Certificates,
	Series 2005-20E, Class 1
71	4.84%, 05/01/25	73,670
	Series 2008-20E, Class 1
94	5.49%, 05/01/28	98,984
	Series 2008-20G, Class 1
94	5.87%, 07/01/28	100,124

		272,778

	U.S. Government Mortgage Backed Obligations — 13.0%
	Federal Home Loan Mortgage Corp.
22	4.00%, 03/01/10	22,307
576	5.00%, 08/01/35	584,224
	Federal National Mortgage Assoc.
369	5.50%, 12/01/32-03/01/48	380,872
372	6.00%, 09/01/37-12/01/37	390,608
176	7.00%, 09/01/36	191,886
	Government National Mortgage Assoc.
515	6.00%, 09/15/38-11/15/38	541,344
277	6.50%, 12/15/37-10/15/38	295,051
700	6.50%, TBA	744,625

		3,150,917

		TOTAL UNITED STATES BONDS (cost $10,765,741)		10,198,575

		TOTAL LONG-TERM INVESTMENTS (cost $31,976,011)		32,362,955

		SHORT-TERM INVESTMENTS — 5.2%

		REPURCHASE AGREEMENT — 3.3%
	800	JPMorgan Securities, Inc. 0.21%, dated 07/31/09, due 08/03/09 in the amount of $800,014 (cost $800,000; collateralized by $810,000 Federal Home Loan Mortgage Notes, 2.17%, 05/07/12, the value of collateral plus accrued interest was $816,661)		800,000

SHARES
		AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
	223,680	Dryden Core Investment Fund - Taxable Money Market Series (cost $223,680)(w)		223,680

PRINCIPAL AMOUNT (000)#
		U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
		Federal Home Loan Mortgage Corp.,
		Disc. Notes(n)
	$100	0.14%, 08/25/09 (cost $99,991)		99,991

CONTRACTS/ NOTIONAL AMOUNTS (000)#			COUNTERPARTY
		OPTION PURCHASED(m)* — 0.6%

		Call Option
		Interest Rate Swap Option,
EUR	2,100	expiring 09/14/2009 @ 4.00% (cost $10,196)	Deutsche Bank	128,666

		TOTAL SHORT-TERM INVESTMENTS (cost $1,133,867)		1,252,337

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 138.8% (cost $33,109,878)(p)		33,615,292

		OPTIONS WRITTEN(m)

		Call Option
		10 Year U.S. Treasury Notes Futures,
	300	expiring 08/21/2009, Strike Price $120.00	Goldman Sachs	(609)

		Put Options
		90 Day Euro Dollar Futures,
	14,000	expiring 03/15/2010, Strike Price $98.50	Goldman Sachs	(5,687)
		10 Year U.S. Treasury Notes Futures,
	300	expiring 08/21/2009, Strike Price $112.00	Goldman Sachs	(141)
		Interest Rate Swap Options,
	4,400	expiring 08/03/2009 @ 4.30%	Morgan Stanley	—
	900	expiring 08/03/2009 @ 4.40%	Morgan Stanley	—

				(5,828)

TOTAL OPTIONS WRITTEN (premiums received $22,328)	(6,437)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 138.8% (cost $33,087,550)	33,608,855
Other liabilities in excess of other assets(x)—(38.8)%	(9,389,054)

NET ASSETS — 100%	$24,219,801

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MYR	Malaysian Ringgit

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar
*	Non-Income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $180,288. The aggregate value of $185,090 is approximately 0.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $33,111,396; accordingly, net unrealized appreciation on investments for federal income tax purposes was $503,896 (gross unrealized appreciation $1,711,456; gross unrealized depreciation $1,207,560). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
8	90 Day Sterling	Sep 10	$1,632,534	$1,630,028	$(2,506)
23	90 Day Sterling	Dec 10	4,666,453	4,659,917	(6,536)
1	10 Year Canadian Bond	Sep 09	114,096	111,813	(2,283)
3	10 Year Euro-Bund	Sep 09	514,459	521,828	7,369

					$(3,956)

(1)	Cash of $73,600 has been segregated to cover requirements for open futures contracts at July 31, 2009.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Forward foreign currency exchange contracts outstanding at July 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 08/05/09	JPMorgan Securities	AUD	—	*	$255	$256	$1
Expiring 08/25/09	JPMorgan Securities	AUD	475		384,340	396,463	12,123
Expiring 08/25/09	JPMorgan Securities	AUD	27		22,537	22,744	207
British Pound,
Expiring 08/03/09	JPMorgan Securities	GBP	290		478,520	484,305	5,785
Expiring 08/06/09	JPMorgan Securities	GBP	204		334,793	340,767	5,974
Expiring 08/06/09	JPMorgan Securities	GBP	59		95,663	98,555	2,892
Expiring 08/06/09	Royal Bank of Scotland	GBP	3		4,919	5,011	92
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	531		492,221	492,929	708
Expiring 08/04/09	JPMorgan Securities	CAD	350		300,875	324,905	24,030
Expiring 08/04/09	JPMorgan Securities	CAD	20		18,483	18,559	76
Chinese Yuan,
Expiring 09/08/09	Barclays Capital Group	CNY	69		10,000	10,107	107
Expiring 09/08/09	Citibank	CNY	69		10,000	10,162	162
Expiring 09/08/09	Deutsche Bank	CNY	70		10,000	10,181	181
Expiring 09/08/09	Deutsche Bank	CNY	69		10,000	10,165	165
Expiring 09/08/09	Deutsche Bank	CNY	69		10,000	10,095	95
Expiring 09/08/09	JPMorgan Securities	CNY	69		10,000	10,107	107
Expiring 09/08/09	HSBC Securities	CNY	70		10,000	10,210	210
Expiring 09/08/09	HSBC Securities	CNY	69		10,000	10,094	94
Expiring 11/30/09	Barclays Capital Group	CNY	75		11,000	10,997	(3)
Expiring 11/30/09	JPMorgan Securities	CNY	376		55,000	55,081	81
Expiring 11/30/09	JPMorgan Securities	CNY	368		54,000	53,992	(8)
Expiring 11/30/09	JPMorgan Securities	CNY	259		38,000	37,986	(14)
Expiring 05/17/10	Barclays Capital Group	CNY	302		49,000	44,529	(4,471)
Expiring 05/17/10	Merrill Lynch Capital Market	CNY	347		56,000	51,055	(4,945)
Expiring 06/07/10	Phileo Allied Kuala Lumpur	CNY	359		53,000	52,620	(380)
Euro,
Expiring 08/03/09	JPMorgan Securities	EUR	101		142,694	144,385	1,691
Expiring 08/18/09	JPMorgan Securities	EUR	83		118,232	118,321	89
Indian Rupee,
Expiring 10/06/09	Citibank	INR	40		821	823	2
Expiring 10/06/09	Citibank	INR	10		217	217	—
Japanese Yen,
Expiring 08/04/09	JPMorgan Securities	JPY	228,264		2,385,960	2,412,390	26,430
Expiring 08/04/09	JPMorgan Securities	JPY	27,153		290,563	286,965	(3,598)
Expiring 08/04/09	JPMorgan Securities	JPY	2,000		21,591	21,137	(454)
Expiring 08/04/09	Morgan Stanley & Co., Inc.	JPY	2,955		30,685	31,229	544
Expiring 08/04/09	Phileo Allied Kuala Lumpur	JPY	667		7,000	7,047	47
Expiring 08/04/09	UBS Securities	JPY	1,766		19,000	18,668	(332)
Expiring 09/09/09	JPMorgan Securities	JPY	7,697		80,489	81,377	888
Malaysian Ringgit,
Expiring 08/12/09	Barclays Capital Group	MYR	35		9,600	10,010	410
Expiring 08/12/09	Hong Kong & Shanghai Bank	MYR	59		15,976	16,643	667
Expiring 11/12/09	Barclays Capital Group	MYR	1		300	305	5
Expiring 11/12/09	Barclays Capital Group	MYR	1		200	203	3
Expiring 11/12/09	Deutsche Bank	MYR	1		267	268	1
Expiring 11/12/09	JPMorgan Securities	MYR	1		314	319	5
Expiring 11/12/09	JPMorgan Securities	MYR	1		275	279	4

Philippine Peso,
Expiring 08/06/09	Barclays Capital Group	PHP	706	14,635	14,672	37
Expiring 08/06/09	Citibank	PHP	451	9,300	9,375	75
Expiring 08/06/09	Deutsche Bank	PHP	299	6,194	6,223	29
Expiring 08/06/09	Deutsche Bank	PHP	5	103	104	1
South Korean Won,
Expiring 11/18/09	Bank of America	KRW	7	6	6	—
Expiring 11/18/09	Barclays Capital Group	KRW	108	85	88	3
Expiring 11/18/09	Barclays Capital Group	KRW	101	80	82	2
Expiring 11/18/09	Citibank	KRW	162	127	132	5
Expiring 11/18/09	Citibank	KRW	16	13	13	—
Expiring 11/18/09	Royal Bank of Scotland	KRW	159	124	129	5

				$5,683,457	$5,753,285	$69,828

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 08/28/09	JPMorgan Securities	AUD	1,069	$877,373	$892,405	$(15,032)
British Pound,
Expiring 08/06/09	Citibank	GBP	11	17,794	18,375	(581)
Expiring 08/06/09	JPMorgan Securities	GBP	100	165,309	167,043	(1,734)
Expiring 08/06/09	JPMorgan Securities	GBP	290	478,639	484,424	(5,785)
Expiring 08/06/09	JPMorgan Securities	GBP	346	571,952	577,968	(6,016)
Expiring 08/06/09	Morgan Stanley & Co., Inc.	GBP	9	15,000	15,512	(512)
Expiring 08/06/09	Royal Bank of Scotland	GBP	12	19,411	20,045	(634)
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	11	9,502	10,211	(709)
Expiring 08/04/09	JPMorgan Securities	CAD	890	812,704	826,188	(13,484)
Expiring 09/17/09	JPMorgan Securities	CAD	531	492,301	493,019	(718)
Chinese Yuan,
Expiring 09/08/09	Deutsche Bank	CNY	554	78,478	81,120	(2,642)
Expiring 05/17/10	Barclays Capital Group	CNY	649	90,386	95,584	(5,198)
Danish Krone,
Expiring 10/01/09	Royal Bank of Scotland	DKK	2,050	385,574	391,890	(6,316)
Euro,
Expiring 08/03/09	JPMorgan Securities	EUR	83	118,229	118,299	(70)
Expiring 09/04/09	Deutsche Bank	EUR	75	106,764	106,904	(140)
Expiring 09/04/09	Goldman Sachs	EUR	206	293,205	293,631	(426)
Expiring 09/04/09	Goldman Sachs	EUR	7,919	11,260,952	11,287,702	(26,750)
Expiring 09/04/09	JPMorgan Securities	EUR	101	142,276	143,964	(1,688)
Japanese Yen,
Expiring 08/03/09	JPMorgan Securities	JPY	7,697	80,457	81,346	(889)
Expiring 08/04/09	Barclays Capital Group	JPY	6,242	67,000	65,971	1,029
Expiring 08/04/09	Barclays Capital Group	JPY	7,345	78,000	77,626	374
Expiring 08/04/09	JPMorgan Securities	JPY	185	2,000	1,952	48
Expiring 08/04/09	JPMorgan Securities	JPY	174,564	1,856,704	1,844,867	11,837
Expiring 08/04/09	UBS Securities	JPY	6,986	75,000	73,832	1,168
Expiring 09/09/09	JPMorgan Securities	JPY	228,264	2,386,897	2,413,234	(26,337)
Malaysian Ringgit,
Expiring 08/12/09	Barclays Capital Group	MYR	1	200	203	(3)
Expiring 08/12/09	Barclays Capital Group	MYR	1	300	305	(5)
Expiring 08/12/09	Barclays Capital Group	MYR	35	10,000	10,039	(39)
Expiring 08/12/09	Barclays Capital Group	MYR	54	15,048	15,237	(189)
Expiring 08/12/09	Deutsche Bank	MYR	1	268	269	(1)
Expiring 08/12/09	JPMorgan Securities	MYR	1	276	280	(4)
Expiring 08/12/09	JPMorgan Securities	MYR	1	315	320	(5)
Philippine Peso,
Expiring 08/06/09	Merrill Lynch	PHP	484	10,000	10,060	(60)
Expiring 08/06/09	Merrill Lynch	PHP	977	20,411	20,314	97
Expiring 11/16/09	Deutsche Bank	PHP	5	102	103	(1)
Singapore Dollar,
Expiring 11/18/09	Phileo Allied Kuala Lumpur	SGD	6	4,197	4,202	(5)
Swedish Krona,
Expiring 10/01/09	Royal Bank of Scotland	SEK	194	25,121	26,893	(1,772)

				$20,568,145	$20,671,337	$(103,192)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.
*	Notional amount is less than 500.

Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Deutsche Bank(1)	06/15/12	AUD	300	6.50%	3 month Australian Bank Bill rate	$482	$253	$229
UBS AG(1)	06/15/13	AUD	600	5.00%	6 month Australian Bank Bill rate	(13,860)	2,178	(16,038)
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	13,398	—	13,398
Deutsche Bank(1)	09/15/11	GBP	200	3.00%	6 month LIBOR	(811)	(107)	(704)
Goldman Sachs & Co.(1)	03/17/15	GBP	700	3.50%	6 month LIBOR	(28,037)	(37,695)	9,658
Barclays Capital(1)	12/16/16	JPY	120,000	1.50%	6 month LIBOR	22,405	23,339	(934)
Deutsche Bank(1)	06/16/11	JPY	280,000	1.00%	6 month LIBOR	10,168	10,355	(187)
Morgan Stanley Capital Services, Inc.(1)	12/16/19	JPY	50,000	1.50%	6 month LIBOR	(2,662)	(434)	(2,228)
UBS AG(1)	12/16/14	JPY	280,000	1.00%	6 month LIBOR	566	(2,222)	2,788
UBS AG(1)	12/16/19	JPY	20,000	1.50%	6 month LIBOR	(1,361)	1,590	(2,951)
Barclays Capital(1)	03/18/14	SEK	2,000	4.50%	3 month Stockholm interbank offered rate	24,056	(1,807)	25,863

						$24,344	$(4,550)	$28,894

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Credit default swap agreements outstanding at July 31, 2009:

Credit default swaps - Buy Protection (1):

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
Morgan Stanley Capital Services, Inc.	03/20/11		100	0.20%	COX Communications, Inc., 6.75%, due 03/15/11	$(181)	$—	$(181)
Goldman Sachs & Co.	06/20/19		700	1.00%	Dow Jones CDX IG12 10Y Index	(290)	31,030	(31,320)
Deutsche Bank	06/20/14		1,200	1.00%	Dow Jones CDX IG12 5Y Index	4,501	45,558	(41,057)
Barclays Capital	06/20/17		781	0.60%	Dow Jones CDX IG8 Index	36,835	8,329	28,506
Merrill Lynch & Co.	06/20/15		100	0.52%	Exelon Corp., 4.90%, due 06/15/15	4,819	—	4,819
Credit Suisse International	03/20/12		100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	50,784	—	50,784
JPMorgan Chase	03/20/11		100	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	2,711	—	2,711
Barclays Capital	06/20/11		100	0.21%	National Grid PLC, 5.00%, due 07/02/18	769	—	769
JPMorgan Chase	09/20/11		100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	16,272	—	16,272
Deutsche Bank	12/20/11		300	5.00%	SLM Corp., 5.125%, due 08/27/12	41,133	26,980	14,153
Merrill Lynch & Co.	03/20/12		100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	5,524	—	5,524
Deutsche Bank	03/20/14	EUR	100	2.20%	UBS AG, 1.45%, due 04/18/12(3)	(7,467)	—	(7,467)
Barclays Capital	03/20/19		100	2.80%	UBS AG, 1.45%, due 04/18/12(3)	(13,502)	—	(13,502)
UBS AG	06/20/11		100	0.47%	Viacom, Inc., 5.75%, due 04/30/11	374	1,812	(1,438)

						$142,282	$113,709	$28,573

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Variable rate, displayed rate is as of 7/31/09.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$223,680	$—	$—
Asset-Backed Securities	—	2,372,620	—
Commercial Mortgage-Backed Securities	—	145,609	—
Corporate Bonds	—	2,604,813	—
Foreign Corporate Bonds	—	8,362,999	—
Foreign Government Bonds	—	13,801,381	—
Municipal Bonds	—	45,324	—
Residential Mortgage-Backed Securities	—	1,606,514	—
U.S. Government Agency Obligations	—	372,769	—
U.S. Government Mortgage Backed Obligations	—	3,150,917	—
Repurchase Agreement	—	800,000	—
Option Purchased	—	128,666	—
Options Written	—	(6,437)	—

	$223,680	$33,385,175	$—
Other Financial Instruments*	(3,956)	10,705	13,398

Total	$219,724	$33,395,880	$13,398

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 10/31/08	$12,572
Accrued discounts/premiums	—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	826
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$13,398

*	The realized gain incurred during the period for other financial instruments was $13,258.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2009 were as follows:

Foreign Bonds	91.5%
U.S. Government Mortgage Backed Obligations	13.0
Asset Backed Securities	9.8
Residential Mortgage-Backed Securities	6.6
Financials	5.3
Repurchase Agreement	3.3
Commercial Banks	1.5
U.S. Government Agency Obligations	1.1
Affiliated Money Market Mutual Fund	0.9
Media	0.8
Telecommunications	0.8
Insurance	0.8
Commercial Mortgage-Backed Securities	0.6
Option Purchased	0.6
Auto Parts & Equipment	0.4
U.S. Government Agency Obligation	0.4
Electric Utilities	0.4
Leisure	0.4
Pipelines	0.2
Municipal Bond	0.2
Real Estate Investment Trusts	0.2

138.8
Options Written	— *
Other liabilities in excess of other assets	(38.8)

100.0%

*	Less than 0.05%.

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 122.9%

		ASSET-BACKED SECURITIES — 2.2%
		Bear Stearns Second Lien Trust,
		Series 2007-SV1A, Class A1, 144A
B3	$345	0.505%(c), 12/25/36	$154,385
		SLM Student Loan Trust,
		Series 2008-9, Class A
Aaa	5,222	2.004%(c), 04/25/23	5,287,602
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Baa1	591	4.90%(c), 04/25/35	347,992

		TOTAL ASSET-BACKED SECURITIES (cost $6,071,148)	5,789,979

		BANK LOANS(c) — 2.4%
		Chrysler Financial, Term B
CA(d)	4,716	4.29%, 08/03/12	4,437,756
		CSC Holdings, Inc.
BA+(d)	985	2.04%, 03/29/16	959,060
		Ford Motor Co., Term B
CAA+(d)	38	3.29%, 11/29/13	32,220
CAA+(d)	546	3.51%, 11/29/13	463,125
		TXU Corp., Term B3
B+(d)	5	3.79%, 10/10/14	3,460
B+(d)	586	3.80%, 10/10/14	449,838

		TOTAL BANK LOANS (cost $6,711,210)	6,345,459

		CONVERTIBLE BOND — 0.5%

		Financial Services
		National City Corp.,
		Sr. Unsec’d. Notes (cost $1,050,031)
A3	1,200	4.00%, 02/01/11	1,191,000

		CORPORATE BONDS — 28.9%

		Aerospace — 0.1%
		Goodrich Corp.,
		Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	215,053

		Airlines — 0.1%
		United Air Lines, Inc.,
		Equipment Trust(g)(i)
NR	771	10.85%, 02/19/15	244,942

		Automobile Manufacturers — 0.6%
		Daimler Finance North America LLC,
		Gtd. Notes
A3	1,000	7.75%, 01/18/11	1,055,781
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	412,431

			1,468,212

		Automotive Parts — 0.4%
		Autozone, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,155,758

			Computer Services & Software — 0.5%
			Electronic Data Systems Corp.,
			Sr. Unsec’d. Notes
A2		1,200	6.50%, 08/01/13	1,319,693

			Electronic Components
			General Electric Co.,
			Sr. Unsec’d. Notes
Aa2		100	5.25%, 12/06/17	101,356

			Financial - Bank & Trust — 9.1%
			American Express Bank FSB,
			Sr. Unsec’d. Notes
A2		500	5.50%, 04/16/13	507,150
			Bank of America Corp.,
			Sr. Notes
A2		800	7.625%, 06/01/19	867,701
			Sr. Unsec’d. Notes
A2		1,200	0.765%(c), 10/14/16	964,612
A2		300	5.65%, 05/01/18	286,144
			Barclays Bank PLC,
			Sub. Notes, 144A (United Kingdom)
Baa1		5,700	6.05%, 12/04/17	5,321,913
			Citigroup, Inc.,
			Sr. Unsec’d. Notes
A3		6,300	5.50%, 04/11/13	6,225,924
			Export-Import Bank of Korea,
			Sr. Notes (Korea)
A2		2,600	8.125%, 01/21/14	2,876,505
			Fortis Bank Nederland Holding NV,
			Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
Aaa	EUR	600	1.737%(c), 06/10/11	857,630
			Goldman Sachs Group, Inc. (The),
			Sr. Unsec’d. Notes
A1		400	0.905%(c), 07/22/15	364,431
A1		300	6.15%, 04/01/18	320,570
A1		1,100	6.25%, 09/01/17	1,178,031
			Lehman Brothers Holdings, Inc.,(i)
			Sr. Unsec’d. Notes, MTN
NR		3,500	5.625%, 01/24/13	612,500
NR		900	6.875%, 05/02/18	159,750
			Lloyds TSB Bank PLC,
			Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)
Aaa	EUR	400	1.418%(c), 06/09/11	570,647
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,600	3.006%(c), 05/14/10	1,612,800
			National Australia Bank Ltd.,
			Sr. Notes, 144A (Australia)
Aa1		1,200	1.424%(c), 02/08/10	1,199,462

				23,925,770

			Financial Services — 8.8%
			American General Finance Corp.,
			Sr. Unsec’d. Notes
Baa3		100	5.40%, 12/01/15	57,906
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		2,700	6.20%, 07/19/13	2,809,112
			Caterpillar Financial Services Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,100	1.354%(c), 06/24/11	2,102,304
			CitiFinancial, Inc.,
			Sr. Unsec’d. Notes
A3		400	6.625%, 06/01/15	366,029
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
Caa1		1,100	7.00%, 10/01/13	983,629

			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		400	5.875%, 01/14/38	346,532
			Sub. Notes, 144A
Aa3	GBP	1,000	6.50%(c), 09/15/67	1,002,255
			General Motors Acceptance Corp. LLC,
			Sr. Unsec’d. Notes
Ca		900	6.75%, 12/01/14	758,371
Ca		100	8.00%, 11/01/31	76,079
			International Lease Finance Corp.,
			Sr. Unsec’d. Notes
Baa3	EUR	1,300	1.656%(c), 08/15/11	1,438,762
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,800	5.75%, 10/18/16	1,820,324
A2		3,200	6.625%, 04/01/18	3,405,686
			Pearson Dollar Finance PLC,
			Gtd. Notes, 144A (United Kingdom)
Baa1		4,200	5.70%, 06/01/14	4,180,592
			Pemex Project Funding Master Trust,
			Gtd. Notes
Baa1		60	9.125%, 10/13/10	64,650
			Societe Financement de l’Economie Francaise,
			Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa		3,800	3.375%, 05/05/14	3,827,458

				23,239,689

			Food — 0.3%
			General Mills, Inc.,
			Sr. Unsec’d. Notes
Baa1		800	0.635%(c), 01/22/10	799,775

			Household/Personal Care — 0.1%
			Newell Rubbermaid, Inc.,
			Sr. Unsec’d. Notes
Baa3		200	10.60%, 04/15/19	236,068

			Insurance — 1.2%
			American International Group, Inc.,
			Jr. Sub. Debs.
Ba2		2,600	8.175%(c), 05/15/68	643,500
			Sr. Unsec’d. Notes
A3		2,300	8.25%, 08/15/18	1,359,410
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	1.144%(c), 07/19/13	445,464
A3		1,400	5.85%, 01/16/18	736,732

				3,185,106

			Oil, Gas & Consumable Fuels — 0.5%
			Suncor Energy, Inc.,
			Sr. Unsec’d. Notes (Canada)
Baa1		1,300	6.85%, 06/01/39	1,304,940

			Paper & Forest Products — 1.3%
			International Paper Co.,
			Sr. Unsec’d. Notes
Baa3		3,600	5.25%, 04/01/16	3,376,761

			Pharmaceuticals — 0.5%
			Cardinal Health, Inc.,
			Sr. Unsec’d. Notes
Baa3		1,200	6.00%, 06/15/17	1,189,838

			Pipelines — 0.1%
			El Paso Corp.,
			Notes
Ba3		300	7.80%, 08/01/31	267,907

			Printing & Publishing — 0.3%
			Donnelley (R.R.) & Sons Co.,
			Sr. Unsec’d. Notes
Baa3		1,000	6.125%, 01/15/17	893,116

			Real Estate Investment Trusts
			iStar Financial, Inc.,
			Sr. Unsec’d. Notes
Caa1		200	5.80%, 03/15/11	104,000

			Retail & Merchandising — 0.7%
			Limited Brands, Inc.,
			Sr. Unsec’d. Notes
Ba3		1,900	6.90%, 07/15/17	1,698,127

			Telecommunications — 2.0%
			Embarq Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.738%, 06/01/13	1,680,816
Baa3		1,000	7.082%, 06/01/16	1,045,460
			Qwest Corp.,
			Sr. Unsec’d. Notes
Ba1		1,500	7.625%, 06/15/15	1,496,250
			Sprint Capital Corp.,
			Gtd. Notes
Ba2		1,000	8.375%, 03/15/12	1,012,500

				5,235,026

			Tobacco — 0.5%
			Altria Group, Inc.,
			Gtd. Notes
Baa1		400	9.70%, 11/10/18	486,405
			Reynolds American, Inc.,
			Gtd. Notes
Baa3		750	7.625%, 06/01/16	778,911

				1,265,316

			Transportation — 0.6%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,681,320

			Utilities — 1.2%
			Electricite de France,
			Notes, 144A (France)
Aa3		500	6.50%, 01/26/19	571,424
			Illinois Power Co.,
			Sr. Sec’d. Notes
Baa2		2,500	6.25%, 04/01/18	2,601,173

				3,172,597

			TOTAL CORPORATE BONDS (cost $84,094,496)	76,080,370

			FOREIGN GOVERNMENT BONDS — 0.6%
			Republic of Brazil,
			Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	2,200	12.50%, 01/05/22	1,329,492

			United Kingdom Gilt,
			Bonds (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	340,278

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,620,771)	1,669,770

			MUNICIPAL BONDS — 1.4%

			Georgia — 0.2%
			Georgia State Road & Tollway Authority,
			Revenue Bonds
Aaa		500	5.00%, 03/01/21	523,145

			Illinois — 0.6%
			Chicago Illinois Transit Authority,
			Revenue Bonds
Aa3		800	6.899%, 12/01/40	862,232
			Chicago Transit Authority, Series A,
			Revenue Bonds
Aa3		700	6.899%, 12/01/40	754,453

				1,616,685

			New York — 0.6%
			New York City Trust For Cultural Resources, Museum of Modern Art,
			Revenue Bonds
Aa2		1,500	5.125%, 07/01/31	1,477,605

			TOTAL MUNICIPAL BONDS (cost $3,440,445)	3,617,435

			RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.3%
			American Home Mortgage Investment Trust,
			Series 2006-1, Class 2A1
Ba2		1,315	0.475%(c), 05/25/46	585,224
			American Housing Trust,
			Series I, Class 5
AAA(d)		2	8.625%, 08/25/18	1,546
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2002-11, Class 1A1
Aaa		68	5.614%(c), 02/25/33	65,404
			Series 2005-4, Class 23A2
Aa3		352	5.36%(c), 05/25/35	250,232
			Series 2007-3, Class 1A1
CCC(d)		1,304	5.45%(c), 05/25/47	821,392
			Citigroup Mortgage Loan Trust, Inc.,
			Series 2005-6, Class A2
A3		541	4.248%(c), 08/25/35	449,444
			Series 2007-10, Class 22AA
AAA(d)		1,292	5.991%(c), 09/25/37	714,390
			Countrywide Alternative Loan Trust,
			Series 2006-OA9, Class 2A1A
Caa3		1,316	0.499%(c), 07/20/46	612,773
			Series 2006-OA17, Class 1A1A
Caa1		1,340	0.484%(c), 12/20/46	631,080
			FHLMC Structured Pass-Through Securities,
			Series T-61, Class 1A1
Aaa		266	2.74%(c), 07/25/44	261,617
			Indymac Adjustable Rate Mortgage Trust,
			Series 2001-H2, Class A1
Aaa		4	4.446%(c), 01/25/32	2,924
			Merrill Lynch Mortgage Investors, Inc.,
			Series 2005-A10, Class A
A3		293	0.495%(c), 02/25/36	162,906
			Residential Funding Mortgage Securities I,
			Series 2003-S9, Class A1
Aaa		38	6.50%, 03/25/32	38,264
			Washington Mutual Mortgage Pass-Through Certificates,
			Series 2003-R1, Class A1

Aaa	1,316	0.825%(c), 12/25/27	974,074
		Series 2007-OA2, Class 1A
B3	1,133	1.91%(c), 03/25/47	413,096

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,631,131)	5,984,366

		U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
		Federal Home Loan Mortgage Corp.,
		Notes
	313	0.703%(c), 03/09/11	314,171
	6,429	0.888%(c), 02/01/11	6,415,653

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,743,942)	6,729,824

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 74.3%
		Federal Home Loan Mortgage Corp.
	32	4.616%(c), 01/01/24	32,373
	1,416	5.00%, 01/01/37	1,453,289
	26	5.336%(c), 09/01/35	26,877
	21,955	5.50%, 06/01/31-12/01/38	22,762,779
	58	6.00%, 09/01/22	61,728
	38	7.50%, 09/01/16-07/01/17	41,825
		Federal National Mortgage Assoc.
	103	3.513%(c), 01/01/20	102,985
	78	3.766%(c), 05/01/36	78,083
	6,844	4.50%, 06/01/34-09/01/35	6,910,268
	290	4.569%(c), 12/01/34	299,447
	2,907	5.00%, 11/01/33-01/01/38	2,980,727
	5,500	5.00%, TBA	5,627,188
	55,934	5.50%, 07/01/32-11/01/38	58,070,906
	15,500	5.50%, TBA	16,057,039
	676	6.00%, 11/01/16-10/01/38	710,458
	130	6.50%, 04/01/21-09/01/21	140,142
		Government National Mortgage Assoc.
	87	4.125%, 10/20/26-11/20/29	89,073
	69	4.375%, 02/20/17-02/20/26	71,145
	63	4.625%, 07/20/22-07/20/27	63,733
	800	5.00%, TBA	821,250
	21	5.375%(c), 06/20/23	21,210
	700	5.50%, TBA	728,000
	11,545	6.00%, 01/15/29-12/15/38	12,137,865
	11,000	6.00%, TBA	11,546,568
	49,500	6.00%, TBA	51,820,313
	2,433	6.50%, 05/15/36-06/15/37	2,591,712
	58	8.50%, 06/15/30-08/20/30	65,683

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $191,830,829)	195,312,666

		U.S. TREASURY OBLIGATIONS — 7.3%
		U.S. Treasury Bonds
	4,900	4.25%, 05/15/39	4,849,481
		U.S. Treasury Inflationary Indexed Bonds, TIPS
	300	1.625%, 01/15/15, RRB	334,830
	1,900	1.875%, 07/15/13, RRB	2,253,751
	1,700	2.125%, 01/15/19, RRB	1,757,312
	6,300	2.50%, 01/15/29, RRB	6,557,512
		U.S. Treasury Notes
	1,235	0.875%, 04/30/11-05/31/11(k)	1,232,654
	400	2.75%, 02/15/19	375,780
	1,900	3.125%, 05/15/19	1,841,214

		TOTAL U.S. TREASURY OBLIGATIONS (cost $19,077,123)	19,202,534

SHARES
	COMMON STOCK — 0.4%
	Diversified Financial Services
361,349	Citigroup, Inc. (cost $1,236,193)		1,145,476

	TOTAL LONG-TERM INVESTMENTS (cost $329,507,319)		323,068,879

PRINCIPAL AMOUNT (000)#
	SHORT-TERM INVESTMENTS — 8.1%

	REPURCHASE AGREEMENT — 7.5%
$19,700	JPMorgan Securities, Inc., 0.21%, dated 07/31/09, due 08/03/09 in the amount of $19,700,345 (cost $19,700,000; collateralized by $18,855,000 Federal National Mortgage Assoc., 7.875%, 06/15/10; the value of collateral plus accrued interest was $20,099,037)		19,700,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
1,000,471	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,000,471)(w)		1,000,471

CONTRACTS/ NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTION PURCHASED(m)* — 0.2%
	Call Option
	Interest Rate Swap Options,
12,600	expiring 08/03/09 @ 3.85% (cost $133,245)	Barclays Capital Group	593,705

	TOTAL SHORT-TERM INVESTMENTS (cost $20,833,716)		21,294,176

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(p) — 131.0% (cost $350,341,035)		344,363,055

	OPTIONS WRITTEN(m)*

	Put Options
	90 Day Euro Dollar Futures,
2,000	expiring 09/14/09, Strike Price $98.50	Goldman Sachs	(37)
24,000	expiring 12/14/09, Strike Price $98.63	Goldman Sachs	(3,300)
	Interest Rate Swap Options,
900	expiring 09/08/09 @ 5.15%	Morgan Stanley	(77)

	TOTAL OPTIONS WRITTEN (premiums received $9,500)		(3,414)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT — (6.8)%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
	Federal Home Loan Mortgage Corp.
7,500	5.50%, TBA	(7,767,188)
	Federal National Mortgage Assoc.
10,000	4.50%, TBA	(10,059,380)

	TOTAL SECURITIES SOLD SHORT (proceeds received $17,697,266)	(17,826,568)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT— 124.2% (cost $332,634,269)	326,533,073
	Other liabilities in excess of other assets(x) — (24.2)%	(63,626,957)

	NET ASSETS — 100%	$262,906,116

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

FHLMC	Federal Home Loan Mortgage Corp.

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

RRB	Real Return Bonds

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

MYR	Malaysian Ringgit
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of July 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
(p)	The United States federal income tax basis of the Schedule of Investments was $351,077,493; accordingly, net unrealized depreciation on investments for federal income tax purposes was $6,714,438 (gross unrealized appreciation - $6,240,127; gross unrealized depreciation - $12,954,565). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
77	90 Day Euribor	Jun 10	$26,951,547	$27,054,150	$102,603
177	90 Day Euribor	Sep 10	61,753,255	61,962,363	209,108
72	90 Day Euro Dollar	Mar 10	17,800,963	17,822,701	21,738
152	90 Day Euro Dollar	Jun 10	37,413,950	37,479,400	65,450
58	90 Day Euro Dollar	Sep 10	14,265,825	14,243,350	(22,475)
418	90 Day Sterling	Jun 10	85,751,164	85,649,013	(102,151)
68	90 Day Sterling	Sep 10	13,846,911	13,855,239	8,328
49	2 Year Euro Shatz	Sep 09	7,534,620	7,553,826	19,206
25	5 Year Euro-Bobl	Sep 09	4,090,905	4,138,695	47,790
50	10 Year U.S. Treasury Notes	Sep 09	5,787,609	5,864,062	76,453

					$426,050

(1)	Cash of $78,000 and U.S. Treasury Securities with a market value of $1,232,654 has been segregated to cover requirements for open futures contracts at July 31, 2009.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Forward foreign currency exchange contracts outstanding at July 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)(2)
Brazilian Real,
Expiring 08/04/09	Phileo Allied Kuala Lumpur	BRL	1,127	$563,841	$603,310	$39,469
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	147	134,233	136,460	2,227
Expiring 09/17/09	JPMorgan Securities	CAD	147	136,287	136,486	199
Chinese Yuan,
Expiring 09/08/09	BT Alex Brown	CNY	1,728	248,250	252,971	4,721
Expiring 09/08/09	Merrill Lynch	CNY	8,067	1,170,000	1,181,032	11,032
Expiring 03/29/10	Barclays Capital Group	CNY	830	122,895	122,140	(755)
Expiring 03/29/10	Citibank	CNY	5,901	873,551	867,925	(5,626)
Expiring 03/29/10	Deutsche Bank	CNY	3,945	584,500	580,220	(4,280)
Expiring 03/29/10	Deutsche Bank	CNY	7	1,001	996	(5)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	5,678	839,600	835,181	(4,419)
Expiring 03/29/10	JPMorgan Securities	CNY	53	7,841	7,795	(46)
Expiring 06/07/10	Barclays Capital Group	CNY	3,988	592,000	587,763	(4,237)
Expiring 06/07/10	Barclays Capital Group	CNY	3,973	590,000	585,517	(4,483)
Expiring 06/07/10	Citibank	CNY	1,588	236,000	233,998	(2,002)
Expiring 06/07/10	Citibank	CNY	1,286	191,000	189,549	(1,451)
Expiring 06/07/10	Deutsche Bank	CNY	2,391	355,000	352,302	(2,698)
Expiring 06/07/10	JPMorgan Securities	CNY	4,147	616,000	611,138	(4,862)
Expiring 06/07/10	JPMorgan Securities	CNY	1,388	206,000	204,526	(1,474)
Expiring 06/07/10	Phileo Allied Kuala Lumpur	CNY	4,503	669,000	663,670	(5,330)
Japanese Yen,
Expiring 08/04/09	JPMorgan Securities	JPY	886	9,261	9,364	103
Malaysian Ringgitt,
Expiring 08/12/09	Barclays Bank PLC	MYR	3	900	916	16
Expiring 08/12/09	Barclays Capital Group	MYR	920	260,000	261,011	1,011
Expiring 08/12/09	Barclays Capital Group	MYR	463	130,000	131,298	1,298
Expiring 08/12/09	Barclays Capital Group	MYR	182	51,138	51,779	641
Expiring 08/12/09	Barclays Capital Group	MYR	3	700	711	11
Expiring 08/12/09	Citibank	MYR	1	151	151	—
Expiring 08/12/09	Deutsche Bank	MYR	3	855	859	4
Expiring 08/12/09	JPMorgan Securities	MYR	4	1,183	1,202	19
Expiring 08/12/09	JPMorgan Securities	MYR	4	1,037	1,052	15

				$8,592,224	$8,611,322	$19,098

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)(2)
Brazilian Real,
Expiring 08/04/09	Phileo Allied Kuala Lumpur	BRL	1,127	$513,822 $	603,310	$(89,488)
British Pound,
Expiring 08/06/09	JPMorgan Securities	GBP	1,884	3,114,327	3,147,086	(32,759)
Expiring 08/06/09	JPMorgan Securities	GBP	1,558	2,526,099	2,602,527	(76,428)
Expiring 08/06/09	JPMorgan Securities	GBP	51	84,214	85,192	(978)
Canadian Dollar,
Expiring 08/04/09	JPMorgan Securities	CAD	147	136,263	136,459	(196)
Chinese Yuan,
Expiring 09/08/09	Citibank	CNY	4,535	666,468	664,019	2,449
Expiring 09/08/09	Deutsche Bank	CNY	3,559	523,755	521,140	2,615
Expiring 09/08/09	JPMorgan Securities	CNY	3,554	522,584	520,396	2,188
Expiring 03/29/10	Deutsche Bank	CNY	4,957	735,000	729,077	5,923
Euro,
Expiring 09/04/09	Goldman Sachs	EUR	3,138	4,462,290	4,472,889	(10,599)
Indian Rupee,
Expiring 10/06/09	Citibank	INR	488	10,103	10,122	(19)
Expiring 10/06/09	Citibank	INR	129	2,665	2,670	(5)
Japanese Yen,
Expiring 08/04/09	JPMorgan Securities	JPY	886	9,424	9,364	60
Expiring 09/09/09	JPMorgan Securities	JPY	886	9,265	9,367	(102)
Malaysian Ringgitt,
Expiring 08/12/09	JPMorgan Securities	MYR	1,582	431,625	448,979	(17,354)
Expiring 11/12/09	Barclays Bank PLC	MYR	3	900	915	(15)
Expiring 11/12/09	Barclays Capital Group	MYR	3	700	710	(10)
Expiring 11/12/09	Deutsche Bank	MYR	3	853	856	(3)
Expiring 11/12/09	JPMorgan Securities	MYR	4	1,035	1,049	(14)
Expiring 11/12/09	JPMorgan Securities	MYR	4	1,180	1,198	(18)
Expiring 02/12/10	Citibank	MYR	1	151	151	—

				$13,752,723	$13,967,476	$(214,753)

(1)	Cash of $2,170,000 has been segregated to cover requirements for open forwards contracts at July 31, 2009.
(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	$(76,257)	$(65,360)	$(10,897)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	—	—	—
UBS AG(1)	10/15/10	EUR	200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	12,787	1	12,786
Barclays Capital(1)	09/15/10	GBP	4,200	5.00%	6 month LIBOR	348,249	(36,438)	384,687
Citigroup(1)	03/18/11	GBP	1,100	5.00%	6 month LIBOR	110,688	(9,863)	120,551
Deutsche Bank(1)	03/18/11	GBP	900	5.00%	6 month LIBOR	90,563	(9,133)	99,696
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700	4.50%	6 month LIBOR	154,024	(24,094)	178,118

						$640,054	$(144,887)	$784,941

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Credit default swap agreements outstanding at July 31, 2009:

Credit default swaps - Buy Protection (1):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$(25,679)	$—	$(25,679)
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	(14,807)	—	(14,807)
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	50,336	—	50,336
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(142,155)	—	(142,155)
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	3,238	—	3,238
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	125,074	—	125,074
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	299,460	64,119	235,341
Deutsche Bank	06/20/18	4,685	1.50%	Dow Jones CDX IG10 10Y Index	(35,825)	(68,966)	33,141
Goldman Sachs & Co.	06/20/18	4,294	1.50%	Dow Jones CDX IG10 10Y Index	(32,672)	(149,497)	116,825
Morgan Stanley & Co.	06/20/18	11,126	1.50%	Dow Jones CDX IG10 10Y Index	(85,791)	(296,126)	210,335
Goldman Sachs & Co.	06/20/13	6,149	1.55%	Dow Jones CDX IG10 5Y Index	14,173	67,205	(53,032)
Barclays Bank PLC	12/20/17	1,269	0.80%	Dow Jones CDX IG9 10Y Index	52,117	13,707	38,410
Goldman Sachs & Co.	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	68,152	24,264	43,888
Morgan Stanley & Co.	12/20/17	1,854	0.80%	Dow Jones CDX IG9 10Y Index	76,171	37,005	39,166
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(20,679)	—	(20,679)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(18,265)	—	(18,265)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(22,430)	—	(22,430)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(6,358)	—	(6,358)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(2,345)	—	(2,345)
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	84,621	—	84,621
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	25,537	—	25,537
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	11,357	—	11,357
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(84,558)	—	(84,558)
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	52,896	—	52,896
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	3,878	—	3,878

					$375,446	$(308,289)	$683,735

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,145,476	$—	$—
Asset-Backed Securities	—	5,789,979	—
Bank Loans	—	6,345,459	—
Convertible Bond	—	1,191,000	—
Corporate Bonds	—	76,080,370	—
Foreign Government Bonds	—	1,669,770	—
Municipal Bonds	—	3,617,435	—
Residential Mortgage-Backed Securities	—	5,984,366	—
U.S. Government Agency Obligations	—	6,729,824	—
U.S. Government Mortgage Backed Obligations	—	195,312,666	—
U.S. Treasury Obligations	—	19,202,534	—
Repurchase Agreement	—	19,700,000	—
Option Purchased	—	593,705	—
Options Written	—	(3,414)	—
Affiliated Money Market Mutual Fund	1,000,471	—	—
Securities Sold Short	—	(17,826,568)	—

	$2,145,947	$324,387,126	$—
Other Financial Instruments*	426,050	1,260,235	12,786

Total	$2,571,997	$325,647,361	$12,786

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 10/31/08	$7,104
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,682
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$12,786

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 121.0%

		ASSET-BACKED SECURITIES — 4.1%
		BA Credit Card Trust,
		Series 2008-A5, Class A5
Aaa	$400	1.488%(c), 12/16/13	$397,196
		Ford Credit Auto Owner Trust,
		Series 2009-B, Class A1, 144A
A1+(d)	1,483	1.265%, 06/15/10	1,484,178
		Series 2009-C, Class A1, 144A(g)
P-1	4,500	0.796%, 07/15/10	4,504,405
		Securitized Asset Backed Receivables LLC Trust,
		Series 2007-BR5, Class A2A
B3	525	0.415%(c), 05/25/37	321,379
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	399	0.504%(c), 10/25/16	397,068
		Series 2008-9, Class A
Aaa	2,321	2.004%(c), 04/25/23	2,350,045
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2
Aaa	113	0.525%(c), 10/25/35	109,031

		TOTAL ASSET-BACKED SECURITIES (cost $9,732,201)	9,563,302

		BANK NOTE(c) — 0.4%
		First Data Corp., Term B2
B+(d)	985	3.04%, 09/24/14 (cost $938,194)	830,139

		COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2005-C6, Class A1
Aaa	101	4.938%, 12/15/40	101,920
		GE Capital Commercial Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	195	4.229%, 12/10/37	196,113
		GS Mortgage Securities Corp. II,
		Series 2001-1285, Class A1, 144A
Aaa	283	6.044%, 08/15/18	291,723
		Merrill Lynch Floating Trust,
		Series 2008-LAQA, Class A1, 144A
Aaa	400	0.84%, 07/09/21	300,000

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $971,830)	889,756

		CORPORATE BONDS — 55.6%
		Airlines — 1.0%
		United Airlines, Inc.,(g)(i)
		Equipment Trust
NR	1,157	10.85%, 02/19/15	367,413
		Pass-Through Certificates
B2	1,700	6.831%, 03/01/24	1,989,000

			2,356,413

		Chemicals — 0.4%
		Potash Corp. of Saskatchewan, Inc.,
		Sr. Unsec’d. Notes (Canada)
Baa1	800	5.25%, 05/15/14	846,294

			Commercial Banks — 14.5%
			American Express Bank FSB,
			Sr. Unsec’d. Notes
A2		950	5.50%, 04/16/13	963,585
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		2,200	6.20%, 07/19/13	2,288,906
			Bank of America Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,000	0.959%(c), 09/15/14	1,748,674
			Barclays Bank PLC,
			Sr. Unsec’d. Notes (United Kingdom)
Aa3		2,300	5.45%, 09/12/12	2,441,482
			Citigroup, Inc.,
			FDIC Gtd. Notes
Aaa		3,000	2.125%, 04/30/12	3,013,938
			Sr. Unsec’d. Notes
A3		2,100	0.944%(c), 05/18/11	1,968,840
A3		3,600	5.50%, 04/11/13	3,557,671
A3		500	6.50%, 08/19/13	509,496
			Credit Suisse / New York,
			Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1		2,200	5.00%, 05/15/13	2,305,127
			Goldman Sachs Group, Inc. (The),
			Sr. Unsec’d. Notes, MTN
A1		1,000	0.959%(c), 10/07/11	973,229
			HSBC Bank USA,
			Sr. Unsec’d. Notes
Aa3		300	0.759%(c), 12/14/09	299,605
			National Australia Bank Ltd.,
			Sr. Unsec’d. Notes, 144A (Australia)
Aa1		1,200	0.688%(c), 09/11/09	1,199,633
			Rabobank Nederland NV,
			Jr. Sub. Notes, 144A (Netherlands)
Aa2		1,200	11.00%(c), 12/31/49	1,398,000
			Royal Bank of Scotland Group PLC,
			Sub. Notes (United Kingdom)
Ba1		1,100	5.05%, 01/08/15	868,207
			State Street Bank and Trust Co.,
			FDIC Gtd. Notes
Aaa		6,800	0.829%(c), 09/15/11	6,841,181
			Sumitomo Mitsui Banking Corp.,
			Sub. Notes, MTN (Japan)
NR	JPY	100,000	1.375%(c), 11/26/49	1,053,806
			Westpac Banking Corp.,
			Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		2,000	3.25%, 12/16/11	2,061,160

				33,492,540

			Consumer Products & Services — 0.1%
			Procter & Gamble International,
			Gtd. Notes (Luxembourg)
Aa3		300	1.046%(c), 08/19/09	300,097

			Diversified Financial Services — 12.5%
			Allstate Life Global Funding Trusts,
			Sr. Sec’d. Notes, MTN
A1		2,300	5.375%, 04/30/13	2,408,017
			American Express Credit Corp.,
			Sr. Unsec’d. Notes, MTN
A2		1,800	5.875%, 05/02/13	1,852,080
			Bear Stearns Cos. LLC (The),
			Sr. Unsec’d. Notes
Aa3		600	0.718%(c), 01/31/11	597,789
Aa3		200	1.093%(c), 08/15/11	198,464
			Sr. Unsec’d. Notes, MTN
Aa3		500	0.854%(c), 11/28/11	494,347
Aa3		700	6.95%, 08/10/12	775,882

			Capital One Bank USA NA,
			Sr. Sub. Notes
A3		2,300	6.50%, 06/13/13	2,321,360
			Caterpillar Financial Service Corp.,
			Sr. Unsec’d. Notes, MTN
A2		1,200	1.006%(c), 08/11/09	1,200,137
			Countrywide Financial Corp.,
			Gtd. Notes, MTN
A2		500	5.80%, 06/07/12	513,188
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		2,000	1.124%(c), 05/08/13	1,811,438
Aa2		800	1.158%(c), 11/01/12	734,622
			Sub. Notes, 144A
Aa3	EUR	1,000	5.50%(c), 09/15/49	876,541
			HSBC Finance Corp.,
			Sr. Unsec’d. Notes
A3		400	0.564%(c), 10/21/09	398,465
			John Deere Capital Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,500	1.40%(c), 06/10/11	2,498,573
			JPMorgan Chase & Co.,
			Sr. Unsec’d. Notes, MTN
Aa3		500	0.734%(c), 12/21/11	495,566
Aa3		2,600	1.379%(c), 06/13/11	2,604,672
			Lehman Brothers Holdings, Inc.,
			Sr. Unsec’d. Notes, MTN(i)
NR		1,800	2.851%, 12/23/24	306,000
NR		600	5.625%, 01/24/13	105,000
			Macquarie Bank Ltd.,
			Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		2,100	0.713%(c), 02/16/10	2,099,534
Aaa		2,300	3.30%, 07/17/14	2,274,539
			Merrill Lynch & Co., Inc.,
			Sr. Unsec’d. Notes, MTN
A2		700	0.704%(c), 07/25/11	667,352
A2		1,400	6.15%, 04/25/13	1,437,993
			Morgan Stanley,
			Sr. Unsec’d. Notes
A2		600	0.76%(c), 01/18/11	586,772
			Sr. Unsec’d. Notes, MTN
A2		1,600	6.00%, 04/28/15	1,656,403

				28,914,734

			Electric — 3.5%
			Dayton Power & Light Co. (The),
			First Mortgage
A1		500	5.125%, 10/01/13	521,138
			Enel Finance International SA,
			Gtd. Notes, 144A (Luxembourg)
A2		1,200	5.70%, 01/15/13	1,280,561
			NiSource Finance Corp.,
			Gtd. Notes
Baa3		1,500	1.231%(c), 11/23/09	1,490,531
			Pacific Gas & Electric Co.,
			Sr. Unsec’d. Notes
A3		2,300	1.598%(c), 06/10/10	2,310,453
			Public Service Electric & Gas Co.,
			Sec’d. Notes, MTN
A3		2,300	5.30%, 05/01/18	2,439,934

				8,042,617

			Financial - Bank & Trust — 7.5%
			Barclays Bank PLC,
			Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa		3,380	2.70%, 03/05/12	3,426,144

		Dexia Credit Local,
		Gov’t. Liquid Gtd. Notes, 144A (France)
Aa1	2,200	1.262%(c), 09/23/11	2,200,391
		Lloyds TSB Bank PLC,
		Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	4,500	2.30%, 04/01/11	4,538,034
		Swedbank AB, (Sweden)
		Foreign Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,300	2.80%, 02/10/12	2,330,859
		Gov’t. Gtd. Bonds, 144A
Aaa	2,200	1.058%(c), 01/14/13	2,192,927
		Wachovia Corp.,
		Sr. Unsec’d. Notes, MTN
A1	350	2.798%(c), 05/01/13	347,506
		Westpac Securities Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
Aaa	2,200	3.45%, 07/28/14	2,177,447

			17,213,308

		Financial Services — 6.4%
		General Electric Capital Corp.,
		FDIC Gtd. Notes
Aaa	12,000	2.25%, 03/12/12	12,132,264
		KeyBank NA,
		Sr. Unsec’d. Notes, 144A
A2	600	2.906%(c), 06/02/10	596,437
		Societe Financement de l’Economie Francaise,
		Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa	2,000	2.25%, 06/11/12	2,001,696

			14,730,397

		Forest Products — 0.1%
		Weyerhaeuser Co.,
		Sr. Unsec’d. Notes
Ba1	200	1.61%(c), 09/24/09	198,480

		Household & Personal Products — 0.7%
		Kimberly-Clark Corp.,
		Sr. Unsec’d. Notes
A2	1,700	0.588%(c), 07/30/10	1,702,524

		Insurance — 1.0%
		American International Group, Inc.,
		Jr. Sub. Debs
Ba2	500	8.175%(c), 05/15/38	123,750
		Sr. Unsec’d. Notes
A3	160	4.25%, 05/15/13	90,125
		Metropolitan Life Global Funding I,
		Sr. Sec’d. Notes, 144A
Aa2	2,000	2.55%(c), 06/10/11	1,996,708

			2,210,583

		Media — 0.5%
		Walt Disney Co. (The),
		Sr. Unsec’d. Notes, MTN
A2	1,200	0.75%(c), 09/10/09	1,200,402

		Metals & Mining — 1.0%
		BHP Billiton Finance Ltd.,
		Gtd. Notes (Australia)
A1	2,200	5.125%, 03/29/12	2,309,776

		Miscellaneous Manufacturing — 0.5%
		Siemens Financieringsmaatschappij NV,
		Gtd. Notes, 144A (Netherlands)
A1	1,200	0.956%(c), 08/14/09	1,199,796

			Oil, Gas & Consumable Fuels — 2.0%
			Alberta Energy Co. Ltd.,
			Sr. Unsec’d. Notes (Canada)
Baa2		2,000	7.65%, 09/15/10	2,126,496
			XTO Energy, Inc.,
			Sr. Unsec’d. Notes
Baa2		2,500	4.625%, 06/15/13	2,565,522

				4,692,018

			Real Estate Investment Trusts — 0.5%
			Ventas Realty LP,
			Gtd. Notes
Ba1		1,200	6.75%, 04/01/17	1,128,000

			Telecommunications — 3.4%
			Cellco Partnership/Verizon Wireless Capital LLC,
			Sr. Unsec’d. Notes, 144A
A2		2,000	3.316%(c), 05/20/11	2,055,592
			Deutsche Telekom International Finance BV,
			Gtd. Notes (Netherlands)
Baa1		1,700	8.50%, 06/15/10	1,790,702
			Sprint Nextel Corp.,
			Sr. Unsec’d. Notes
Ba2		500	1.001%(c), 06/28/10	478,769
			Telecom Italia Capital SA,
			Gtd. Notes (Luxembourg)
Baa2		1,700	6.175%, 06/18/14	1,826,318
			Vodafone Group PLC,
			Sr. Unsec’d. Notes (United Kingdom)
Baa1		1,600	4.15%, 06/10/14	1,630,978

				7,782,359

			TOTAL CORPORATE BONDS (cost $128,836,913)	128,320,338

			FOREIGN GOVERNMENT BONDS —1.4%
			Republic of Brazil,
			Sr. Unsec’d. Notes
Ba1	BRL	1,200	10.25%, 01/10/28	644,781
			Republic of Panama,
			Sr. Unsec’d. Notes
Ba1		1,500	9.375%, 04/01/29	1,921,020
			Republic of South Africa,
			Sr. Unsec’d. Notes
A3		750	5.875%, 05/30/22	750,000

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,573)	3,315,801

			MUNICIPAL BONDS — 2.8%
			California — 0.7%
			Golden State Tobacco Securitization Corp.,
			Revenue Bonds
Baa3		100	5.00%, 06/01/33	63,012
			State of California,
			Revenue Bonds
Baa1		1,000	5.65%, 04/01/39	1,006,710
			Tobacco Securitization Authority of Southern California,
			Revenue Bonds
Baa3		800	5.00%, 06/01/37	480,944

				1,550,666

			Hawaii — 0.4%
			Honolulu City & County,
			Revenue Bonds
Aa3		1,000	4.75%, 07/01/28	949,650

		Illinois — 0.4%
		Illinois State Toll Highway Authority,
		Revenue Bonds
Aa3	1,000	5.293%, 01/01/24	980,510

		Virginia — 0.3%
		Tobacco Settlement Financial Authority of West Virginia,
		Revenue Bonds
Baa3	965	7.467%, 06/01/47	653,035

		Washington — 1.0%
		Washington State,
		General Obligation Bonds
Aa1	2,000	5.00%, 01/01/19	2,287,140

		TOTAL MUNICIPAL BONDS (cost $6,759,767)	6,421,001

		RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5A
Aaa	272	4.44%(c), 02/25/45	207,425
		Bank of America Funding Corp.,
		Series 2006-A, Class 1A1
AAA(d)	327	4.584%(c), 02/20/36	275,388
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
A3	430	4.137%(c), 11/25/34	330,409
		Series 2004-8, Class 13A1
Baa2	888	5.456%(c), 11/25/34	734,370
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
B3	811	5.682%(c), 11/25/36	456,123
		Series 2006-6, Class 32A1
B3	735	5.677%(c), 10/25/36	399,480
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
AAA(d)	333	4.70%(c), 12/25/35	268,160
		Series 2006-AR1, Class 1A1
AAA(d)	1,678	4.90%(c), 03/25/36	1,314,846
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1
AAA(d)	96	6.25%, 12/25/33	85,243
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A
Aa3	145	6.50%(c), 01/25/34	105,622
		Series 2004-25, Class 1A1
Aaa	844	0.615%(c), 02/25/35	423,005
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	26	6.50%, 04/25/33	22,811
		Federal Home Loan Mortgage Corp.,
		Series 2844, Class PQ
Aaa	— (r)	5.00%, 05/15/23	286
		Series 2892, Class BL
Aaa	359	5.00%, 01/15/18	371,154
		Series 2931, Class JA
Aaa	258	5.00%, 07/15/25	262,497
		Series 3346, Class FA
Aaa	2,934	0.518%(c), 02/15/19	2,868,530
		Federal National Mortgage Assoc.,
		Series 2006-67, Class PA
Aaa	482	5.50%, 03/25/28	497,092
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	293	7.00%, 10/25/43	322,347
		Series T-75, Class A1
Aaa	1,037	0.325%(c), 12/25/36	985,493

		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	71	8.50%, 03/20/25	77,987
		Series 2000-9, Class FG
Aaa	96	0.888%(c), 02/16/30	96,341
		Series 2000-9, Class FH
Aaa	147	0.788%(c), 02/16/30	146,646
		Series 2000-11, Class PH
Aaa	281	7.50%, 02/20/30	304,605
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Baa2	472	0.515%(c), 06/25/45	222,241
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(d)	456	4.409%(c), 09/25/35	412,525
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
A3	352	0.495%(c), 02/25/36	195,488
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
A1	304	1.285%(c), 10/25/35	258,196
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	499	0.669%(c), 10/20/27	415,623
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aa1	127	0.539%(c), 07/19/35	85,621
		Series 2006-AR3, Class 12A1
B3	426	0.505%(c), 09/25/35	200,449
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
Baa3	45	3.694%(c), 01/25/32	40,899
		Washington Mutual, Inc., Mortgage Pass-Through Certificate,
		Series 2002-AR6, Class A
Aaa	411	2.61%(c), 06/25/42	313,424
		Series 2002-AR9, Class 1A
Aaa	21	2.61%(c), 08/25/42	13,904

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,657,728)	12,714,230

		U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
		Federal Home Loan Mortgage Corp.,
		Notes
	3,300	0.703%(c), 03/09/11	3,312,342
	1,400	0.888%(c), 02/01/11	1,397,093
	8,000	0.926%(c), 05/04/11	8,018,656
	2,200	0.937%(c), 08/05/11	2,201,153
	8,000	5.00%, 04/18/17	8,756,408

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,248,229)	23,685,652

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 36.8%
		Federal Home Loan Mortgage Corp.
	10,158	6.00%, 12/01/37-03/01/39	10,655,315
	3,600	6.00%, TBA	3,772,123
		Federal National Mortgage Assoc.
	117	3.228%(c), 07/01/25	118,559
	64	3.75%(c), 08/01/24	64,563
	220	5.00%, 08/01/20	230,435
	7	5.014%(c), 12/01/30	6,873
	32,240	5.50%, 07/01/17-11/13/38	33,505,937
	15,006	5.50%, 09/01/37(k)	15,566,405
	18,435	6.00%, 11/01/12-10/01/38	19,367,593
		Government National Mortgage Assoc.
	63	4.125%, 10/20/24-12/20/26	64,014
	338	4.25%(c), 03/20/30	342,661
	123	4.375%, 01/20/24-02/20/26	126,918

217	4.625%, 08/20/26-07/20/30		222,540
211	5.375%, 05/20/23-06/20/27		217,065
502	6.00%, 01/15/29-07/15/29		531,734
140	6.50%, 10/15/25-06/15/29		150,636
57	8.00%, 09/20/30-07/20/31		63,977

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $83,709,610)		85,007,348

	U.S. TREASURY OBLIGATIONS — 3.7%
	U.S. Treasury Notes
694	0.875%, 04/30/11(k)		692,702
8,000	3.125%, 05/15/19		7,752,480

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,372,741)		8,445,182

	TOTAL LONG-TERM INVESTMENTS (cost $281,121,786)		279,192,749

	SHORT-TERM INVESTMENTS — 0.6%

CONTRACTS/ NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS PURCHASED(m)* — 0.2%

	Call Options
	Interest Rate Swap Options,
1,200	expiring 08/03/2009 @ 3.45%	Barclays Capital Group	47,077
8,600	expiring 08/03/2009 @ 3.45%	Merrill Lynch	337,385

	TOTAL OPTIONS PURCHASED (cost $109,400)		384,462

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
942,934	Dryden Core Investment Fund - Taxable Money Market Series (cost $942,934)(w)		942,934

	TOTAL SHORT-TERM INVESTMENTS (cost $1,052,334)		1,327,396

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 121.6% (cost $282,174,120)(p)		280,520,145

CONTRACTS/ NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN(m)*

	Put Options
	Interest Rate Swap Option
5,600	expiring 08/21/2009 @ 1.75%	Alex Brown	(4,323)
2,000	expiring 11/23/2009 @ 3.75%	Merrill Lynch	(16,462)

	TOTAL OPTIONS WRITTEN (premiums received $28,820)		(20,785)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT — (18.6)%

	Federal National Mortgage Assoc.
$300	5.00%, TBA		(311,531)
5,300	5.50%, TBA		(5,551,750)

1,500	5.50%, TBA	(1,549,218)
16,000	5.50%, TBA	(16,575,008)
18,000	6.00%, TBA	(18,866,250)

	TOTAL SECURITIES SOLD SHORT (proceeds received $42,710,168)	(42,853,757)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 103.0% (cost $239,435,132)	237,645,603
	Other liabilities in excess of other assets(x) — (3.0)%	(6,866,068)

	NET ASSETS — 100%	$230,779,535

The following abbreviations were used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

FDIC	Federal Depository Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FSB	Federal Savings Bank

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of July 31, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
(p)	The United States federal income tax basis of the Schedule of Investments was $282,195,013; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,674,868 (gross unrealized appreciation $6,060,780; gross unrealized depreciation $7,735,648). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation (Depreciation)(2)
Long Positions:
34	10 Year U.K. Gilt	Sep 09	$6,664,940	$6,668,916	$3,976
350	90 Day Euro Dollar	Jun 10	86,367,125	86,301,250	(65,875)
422	90 Day Euro Dollar	Jun 11	102,880,755	102,503,880	(376,875)

					$(438,774	)(1)

(1)	U.S. Treasury Security and federal agency obligation with a market value of $1,823,841 has been segregated to cover requirements for open futures contracts at July 31, 2009.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Forward foreign currency exchange contracts outstanding at July 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 08/25/09	Chase Securities	AUD	631	$512,413	$526,669	$14,256
Chinese Yuan,
Expiring 03/29/10	Alex Brown	CNY	4,126	609,944	606,913	(3,031)
Expiring 03/29/10	Deutsche Bank	CNY	1,755	260,200	258,104	(2,096)

				$1,382,557	$1,391,686	$9,129

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Australian Dollar,
Expiring 08/28/09	Chase Securities	AUD	487	$399,535	$406,380	$(6,845)
British Pound,
Expiring 08/06/09	Chase Securities	GBP	643	1,062,905	1,074,085	(11,180)
Expiring 08/06/09	Chase Securities	GBP	23	37,979	38,420	(441)
Euro,
Expiring 09/04/09	Goldman Sachs	EUR	619	880,229	882,257	(2,028)

				$2,380,648	$2,401,142	$(20,494)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date		Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Barclays Capital(1)	07/07/11		$6,200	3.60%	3 month LIBOR	$273,931	$—	$273,931
Barclays Capital(1)	06/17/11		43,900	4.00%	3 month LIBOR	2,316,756	1,196,078	1,120,678
Deutsche Bank(1)	06/17/11		21,100	4.00%	3 month LIBOR	1,113,520	486,291	627,229
Merrill Lynch & Co.(1)	06/17/11		1,500	4.00%	3 month LIBOR	79,180	24,333	54,847
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	(123,500)	(35,687)	(87,813)

						$3,659,887	$1,671,015	$1,988,872

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)
Credit default swaps on credit indices - Sell Protection (1):
Goldman Sachs	12/20/12	$2,333	0.70%	Dow Jones CDX IG9 5Y Index	$29,555	$—	$29,555
Deutsche Bank	12/20/12	6,806	0.72%	Dow Jones CDX IG9 5Y Index	91,894	—	91,894

					$121,449	$—	$121,449

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at July 31, 2009 (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.700%	$(56,105)	$—	$(56,105)
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	2.439%	(11,626)	—	(11,626)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	1.116%	(4,535)	—	(4,535)
Citigroup	06/20/12	275	5.00%	General Electric Captial Corp., 5.625%, due 09/15/17	2.680%	18,847	(11,540)	30,387
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.966%	(3,715)	—	(3,715)
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.514%	(76,947)	—	(76,947)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.971%	(3,569)	—	(3,569)
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	1.973%	(8,974)	—	(8,974)

						$(146,624)	$(11,540)	$(135,084)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$9,563,302	$—
Bank Loans	—	830,139	—
Commercial Mortgage-Backed Securities	—	889,756	—
Corporate Bonds	—	128,320,338	—
Foreign Government Bonds	—	3,315,801	—
Municipal Bonds	—	6,421,001	—
Residential Mortgage-Backed Securities	—	11,728,737	985,493
U.S. Government Agency Obligations	—	23,685,652	—
U.S. Government Mortgage-Backed Obligations	—	85,007,348	—
U.S. Treasury Obligations	—	8,445,182	—
Option Purchased	—	384,462	—
Options Written	—	(20,785)	—
Affiliated Money Market Mutual Fund	942,934	—	—
Securities Sold Short	—	(42,853,757)	—

	$942,934	$235,717,176	$985,493
Other Financial Instruments*	(438,774)	1,963,872	—

Total	$504,160	$237,681,048	$985,493

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage
Backed Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	(178,830)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(84,284)
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,248,607

Balance as of 7/31/09	$985,493

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS — 160.1%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 126.7%
	Federal Home Loan Mortgage Corp.,
$3,500	4.50%, TBA	$3,514,217
3,963	5.00%, 10/01/35	4,067,490
1,243	6.00%, 01/01/15-02/01/21	1,317,801
128	6.50%, 01/01/18-06/01/22	137,060
28	7.50%, 06/01/28	29,731
8	8.50%, 04/01/18-07/01/21	7,985
—(r)	9.00%, 03/01/11	167
22	11.50%, 03/01/16	25,612
	Federal National Mortgage Assoc.,
1,873	4.50%, 05/01/35	1,893,006
4,714	5.00%, 11/01/18-08/01/35	4,859,951
197	5.00%, 07/01/33(k)	202,719
3,000	5.00%, TBA	3,069,375
8,557	5.50%, 06/01/33-06/01/37	8,895,548
812	5.78%, 11/01/11	861,116
11,135	6.00%, 04/01/14-10/01/37	11,702,071
5,000	6.00%, TBA	5,240,625
40	6.095%, 03/01/12	43,461
1,124	6.50%, 05/01/14-11/01/37	1,202,871
8	7.00%, 05/01/12-07/01/12	8,822
33	8.00%, 09/01/22-12/01/22	37,429
3	9.75%, 01/01/11-11/01/16	4,123
	Government National Mortgage Assoc.,
500	4.50%, TBA	503,594
161	6.00%, 07/15/24-08/15/24	170,340
2,643	6.50%, 06/15/23-11/15/36	2,824,039
1,359	7.00%, 11/15/31-11/15/33	1,464,661
27	7.50%, 09/15/11-12/20/23	30,125
359	8.00%, 03/15/17-11/15/30	402,942
44	8.25%, 06/20/17-07/20/17	48,063
47	8.50%, 04/20/17	50,928
59	9.00%, 03/15/10-01/15/20	67,265
1	9.50%, 10/15/09-06/15/20	1,373
4	13.50%, 05/15/11	4,029
6	14.00%, 06/15/11	6,300
7	16.00%, 05/15/12	7,579

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $51,035,146)	52,702,418

	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 31.0%
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
314	5.50%(c), 03/25/36	190,430
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
387	5.50%, 01/25/36	283,608
	Series 2005-85CB, Class 2A2
1,022	5.50%, 02/25/36	818,374
	Series 2005-J11, Class 1A3
1,236	5.50%, 11/25/35	902,759
	Series 2007-HY5R, Class 2A1A
786	5.544%(c), 03/25/47	528,041
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,209	6.25%, 09/25/36	953,168
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	54,422

	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
183	7.50%, 02/25/42	203,443
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
17	6.00%, 10/15/20	17,963
	Series 83, Class Z
3	9.00%, 10/15/20	3,790
	Series 186, Class E
28	6.00%, 08/15/21	27,904
	Series 1058, Class H
10	8.00%, 04/15/21	10,775
	Series 1116, Class I
7	5.50%, 08/15/21	7,535
	Series 1120, Class L
34	8.00%, 07/15/21	36,891
	Series 2627, Class BG
714	3.25%, 06/15/17	722,832
	Series 2809, Class UC
425	4.00%, 06/15/19	424,929
	Series 2852, Class VI, IO
472	5.00%, 06/15/24	9,600
	Series 2882, Class YI, IO
125	5.00%, 03/15/24	987
	Series 2915, Class K1, IO
180	5.00%, 06/15/24	2,205
	Series 2995, Class ST, IO
1,157	6.462%(c), 05/15/29	127,809
	Series 3279, Class SD, IO
3,737	6.142%(c), 02/15/37	343,344
	Series 3309, Class SC, IO
3,206	6.162%(c), 04/15/37	304,735
	Federal National Mortgage Assoc.,
	Series 56, Class 1
12	6.00%, 04/01/19	14,122
	Series 340, Class 2, IO
501	5.00%, 09/01/33	90,124
	Series 347, Class 2, IO
1,078	5.00%, 01/01/34	193,823
	Series 377, Class 2, IO
184	5.00%, 10/01/36	31,677
	Series 1988-19, Class J
13	8.50%, 07/25/18	14,076
	Series 1990-10, Class L
5	8.50%, 02/25/20	5,708
	Series 1990-108, Class G
13	7.00%, 09/25/20	13,817
	Series 1991-21, Class J
13	7.00%, 03/25/21	14,173
	Series 1992-113, Class Z
24	7.50%, 07/25/22	26,427
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	297,620
	Series 2001-51, Class QN
312	6.00%, 10/25/16	333,090
	Series 2003-33, Class PT
153	4.50%, 05/25/33	155,490
	Series 2007-22, Class SD, IO
2,108	6.115%(c), 03/25/37	202,719
	Series G-14, Class L
16	8.50%, 06/25/21	17,163
	Series G92-24, Class Z
16	6.50%, 04/25/22	17,220
	Series G92-59, Class D
84	6.00%, 10/25/22	90,695
	Series G94-4, Class PG
280	8.00%, 05/25/24	307,125

	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
42	8.985%, 04/25/17	9,024
	Series B, Class P-O, PO
42	3.37%(t), 04/25/17	37,102
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
198	0.803%(t), 07/20/36	165,191
	Series 2006-38, Class XS, IO
1,214	6.963%(c), 09/16/35	192,433
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
114	5.205%(c), 04/25/35	87,216
	Series 2007-AR1, Class 2A1
339	5.983%(c), 03/25/47	206,676
	Series 2007-AR2, Class 1A1
332	5.771%(c), 05/25/47	223,582
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
727	5.50%, 06/25/37	601,751
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
204	3.77%(c), 07/25/34	192,543
	Series 2007-12, Class 3A22
269	6.00%, 08/25/37	166,960
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
738	5.25%, 06/25/34	531,521
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	1,100,944
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
1	6.00%, 12/25/11	1,342
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.309%(c), 05/25/35	1,098,722
	Series 2006-AR10, Class 5A2
535	5.594%(c), 07/25/36	510,446

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,870,694)	12,926,066

	COMMERCIAL MORTGAGE-BACKED SECURITY — 2.4%
	Bear Stearns Commercial Mortgage Securities,
	Series 2004-PWR4, Class A2 (cost $802,795)
1,000	5.286%(c), 06/11/41	988,291

	TOTAL LONG-TERM INVESTMENTS (cost $66,708,635)	66,616,775

	SHORT-TERM INVESTMENT — 4.6%

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 4.6%
1,914,018	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,914,018)(w)	1,914,018

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 164.7% (cost $68,622,653)(p)	68,530,793

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT — (19.2)%

	Federal National Mortgage Assoc.,
$3,600	5.50%, TBA	(3,729,377)
4,000	6.50%, TBA	(4,277,500)

TOTAL SECURITIES SOLD SHORT (proceeds received $7,985,000)	(8,006,877)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 145.5% (cost $60,637,653)	60,523,916
Other liabilities in excess of other assets(x) — (45.5)%	(18,915,769)

NET ASSETS — 100%	$41,608,147

The following abbreviations are used in Portfolio descriptions:

IO	Interest Only

PO	Principal Only Securities

TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $68,643,857; accordingly, net unrealized depreciation on investments for federal income tax purposes was $113,064 (gross unrealized appreciation - $2,753,481; gross unrealized depreciation - $2,866,545). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2009.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes reverse repurchase agreement and net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation(1)
Long Positions:
13	90 Day Euro Dollar	Sep 09	$3,117,400	$3,233,912	$116,512
14	10 Year U.S. Treasury Note	Sep 09	1,635,258	1,641,938	6,680
7	20 Year U.S. Treasury Bond	Sep 09	828,544	833,000	4,456

					127,648

Short Positions:
53	2 Year U.S. Treasury Note	Sep 09	11,484,612	11,478,641	5,971
8	5 Year U.S. Treasury Note	Sep 09	923,999	923,062	937

					6,908

					$134,556

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Reverse Repurchase Agreement outstanding at July 31, 2009:

Broker	Interest Rate	Trade Date	Value at July 31, 2009	Maturity Date	Cost
First Boston Corp.	0.33%	07/13/2009	$15,000,000	08/13/2009	$15,000,000

Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Goldman Sachs (1)	11/07/09	$2,725	4.37%	3 Month LIBOR	$42,173	$—	$42,173
Goldman Sachs (2)	10/31/18	1,300	4.31%	3 Month LIBOR	(81,768)	—	(81,768)

					$(39,595)	$—	$(39,595)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
U.S. Government Mortgage Backed Obligations	$—	$52,702,418	$—
Residential Mortgage-Backed Securities	—	12,926,066	—
Commercial Mortgage-Backed Securities	—	988,291	—
Options	—	—	—
Affiliated Money Market Mutual Fund	1,914,018	—	—
Reverse Repurchase Agreements	—	(15,000,000)	—
Securities Sold Short	—	(8,006,877)	—

	$1,914,018	$43,609,898	$—
Other Financial Instruments*	134,556	(39,595)	—

Total	$2,048,574	$43,570,303	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments

As of July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	FEDERAL HOME LOAN BANK — 37.7%
$1,100	0.25%(n), 11/30/09	$1,099,091
1,305	0.26%(n), 12/09/09	1,303,794
3,000	0.275%(n), 11/24/09	2,997,410
2,500	0.30%(n), 01/08/10	2,496,708
2,000	0.31%(n), 12/04/09	1,997,882
2,000	0.31%(n), 11/12/09	1,998,261
1,912	0.31%(n), 01/13/10	1,909,316
1,000	0.32%(n), 12/09/09	998,862
1,500	0.355%(n), 10/16/09	1,498,921
1,500	0.38%(n), 10/30/09	1,498,607
500	0.38%(n), 01/21/10	499,098
2,000	0.44%(n), 09/16/09	1,998,924
3,000	0.58%(n), 08/21/09	2,999,130
1,200	1.05%, 03/05/10	1,200,919
995	2.75%, 03/12/10	1,005,582
2,000	3.75%, 01/08/10	2,029,325
1,015	4.50%, 10/09/09	1,022,038
3,250	5.00%, 09/18/09	3,267,527

	TOTAL FEDERAL HOME LOAN BANK (cost $31,821,395)	31,821,395

	FEDERAL HOME LOAN MORTGAGE CORP. — 25.0%
2,500	0.25%(n), 11/16/09	2,498,177
2,000	0.26%(n), 12/14/09	1,998,079
560	0.33%(n), 12/21/09	559,281
1,800	0.34%(n), 11/02/09	1,798,453
1,690	0.42%(n), 09/21/09	1,689,034
3,000	0.56%(n), 08/17/09	2,999,347
3,000	0.57%(n), 08/10/09	2,999,667
2,000	0.58%(n), 09/08/09	1,998,840
2,000	0.60%(n), 09/14/09	1,998,600
600	0.876%(c), 02/04/10	600,000
2,000	6.625%, 09/15/09	2,014,294

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $21,153,772)	21,153,772

	FEDERAL NATIONAL MORTGAGE ASSOCIATION(n) — 17.7%
2,000	0.31%, 01/20/10	1,997,072
2,500	0.33%, 12/28/09	2,496,631
2,000	0.35%, 12/29/09	1,997,122
2,000	0.375%, 10/14/09	1,998,500
2,000	0.42%, 10/07/09	1,998,484
2,000	0.43%, 09/09/09	1,999,116

2,500	0.56%, 08/26/09	2,499,106

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $14,986,031)	14,986,031

	REPURCHASE AGREEMENTS — 19.4%
11,700	JPMorgan Chase & Co., 0.21%, dated 07/31/09, due 08/03/09 in the amount of $11,700,205 (cost $11,700,000; collateralized by $5,019,201 Federal National Mortgage Assoc., 5.00%, 04/01/33; the value of collateral plus accrued interest was $5,518,486 and by $695,077 Federal National Mortgage Assoc., 5.50%, 01/01/14; the value of collateral plus accrued interest was $727,180 and by $4,137,766 Federal National Mortgage Assoc., 5.00%, 05/01/33; the value of collateral plus accrued interest was $4,387,992 and by $418,080 Federal National Mortgage Assoc., 5.50%, 10/01/31; the value of collateral plus accrued interest was $452,218 and by $869,141 Federal National Mortgage Assoc., 6.50%, 04/01/32; the value of collateral plus accrued interest was $940,112 and by $247,540 Federal National Mortgage Assoc., 7.50%, 05/01/15; the value of the collateral plus accrued interest was $269,364)	11,700,000

4,700	UBS Securities LLC, 0.20%, dated 07/31/09, due 08/03/09 in the amount of $4,700,078 (cost $4,700,000; collateralized by $2,738,135 Federal National Mortgage Assoc., 5.50%, 01/01/38; the value of the collateral plus accrued interest was $2,844,822 and by $1,878,456 Federal National Mortgage Assoc., 5.50%, 02/01/39; the value of collateral plus accrued interest was $1,951,353)	4,700,000

	TOTAL REPURCHASE AGREEMENTS (cost $16,400,000)	16,400,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
2,270,656	Dryden Core Investment Fund - Taxable Money Market Series(w)	2,270,656

	TOTAL INVESTMENTS — 102.5% (amortized cost $86,631,854)(h)	86,631,854
	Liabilities in excess of other assets — (2.5)%	(2,143,010)

	NET ASSETS — 100%	$84,488,844

(c)	Indicates a variable rate security.
(h)	Federal income tax basis is the same as for financial reporting purposes.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
U.S. Government Mortgage Backed Obligations	$—	$67,961,198	$—
Repurchase Agreement	—	16,400,000	—
Affiliated Money Market Mutual Fund	2,270,656	—	—

	$2,270,656	$84,361,198	$—
Other Financial Instruments*	—	—	—

Total	$2,270,656	$84,361,198	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and July 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an advisor in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 23, 2009

*	Print the name and title of each signing officer under his or her signature.